UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Reports to Shareholders.

SSGA Master Trust

Semi-Annual Report December 31, 2017

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
SPDR S&P Global Natural Resources ETF	$31,103,560	27.2%
PowerShares DB Commodity Index Tracking Fund	23,932,103	20.9
SPDR Bloomberg Barclays TIPS ETF	16,551,675	14.5
SPDR S&P Global Infrastructure ETF	10,799,264	9.5
SPDR Dow Jones International Real Estate ETF	6,790,780	5.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

Asset Allocation as of December 31, 2017*

Percentage of Net Assets
Natural Resources	39.5%
Commodities	20.9
Inflation Linked	19.4
Real Estate	9.8
International Equity	9.5
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.2)
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA INCOME ALLOCATION PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
SPDR S&P Dividend ETF	$15,352,811	15.0%
SPDR S&P International Dividend ETF	11,182,334	10.9
SPDR Portfolio Long Term Corporate Bond ETF	10,117,240	9.9
SPDR Bloomberg Barclays High Yield Bond ETF	8,957,771	8.8
SPDR MSCI Emerging Markets StrategicFactors ETF	7,139,236	7.0

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

Asset Allocation as of December 31, 2017*

Percentage of Net Assets
Domestic Fixed Income	30.3%
International Equity	26.7
Domestic Equity	25.9
Real Estate	6.5
Inflation Linked	4.9
International Fixed Income	4.0
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(6.7)
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA GLOBAL ALLOCATION PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
SPDR Portfolio Developed World ex-US ETF	$63,327,122	26.9%
SPDR S&P 500 ETF Trust	58,094,888	24.7
SPDR Portfolio Emerging Markets ETF	21,557,192	9.2
SPDR Bloomberg Barclays TIPS ETF	11,558,981	4.9
Vanguard FTSE Pacific ETF	9,260,341	3.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

Asset Allocation as of December 31, 2017*

Percentage of Net Assets
International Equity	44.0%
Domestic Equity	35.5
Domestic Fixed Income	9.9
Inflation Linked	4.9
Real Estate	1.9
International Fixed Income	1.0
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(0.6)
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
McAfee LLC Senior Secured 2017 USD Term Loan B 6.07%, 9/30/2024	$36,845,156	1.6%
CenturyLink , Inc. Senior Secured 2017 Term Loan B 4.32%, 1/31/2025	35,189,793	1.5
Univision Communications, Inc. Senior Secured Term Loan C5 4.32%, 3/15/2024	32,729,283	1.4
Valeant Pharmaceuticals International, Inc. Senior Secured Term Loan B Series F4 4.94%, 4/1/2022	31,668,955	1.4
Red Ventures, LLC Senior Secured 1st Lien Term Loan 5.57%, 11/8/2024	31,640,513	1.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017*

Percentage of Net Assets
Software	12.4%
Media	10.7
Commercial Services & Supplies	7.1
Health Care Providers & Services	6.4
Hotels, Restaurants & Leisure	5.5
Pharmaceuticals	3.8
Specialty Retail	3.6
Insurance	3.3
Diversified Telecommunication Services	2.9
Internet Software & Services	2.7
Aerospace & Defense	2.4
Professional Services	1.8
Diversified Financial Services	1.7
Distributors	1.7
Food & Staples Retailing	1.7
Containers & Packaging	1.6
Health Care Services	1.6
IT Services	1.6
Life Sciences Tools & Services	1.4
Health Care Equipment & Supplies	1.3
Food Products	1.2
Real Estate Investment Trusts (REITs)	1.2
Diversified Consumer Services	1.1
Electric Utilities	1.1
Independent Power Producers & Energy Traders	1.1
Semiconductor Equipment	1.0
Chemicals	0.9
Communications Equipment	0.9
Construction & Engineering	0.9
Trading Companies & Distributors	0.8
Auto Components	0.7
Capital Markets	0.7
Health Care Technology	0.7
Retail	0.7

Percentage of Net Assets
Semiconductors & Semiconductor Equipment	0.6%
Electrical Equipment	0.5
Automobiles	0.5
Construction Materials	0.4
Distribution & Wholesale	0.4
Entertainment	0.4
Machinery	0.4
Building Products	0.3
Computers & Peripherals	0.3
Electronic Equipment, Instruments & Components	0.3
Household Durables	0.3
Packaging & Containers	0.3
Airlines	0.2
Commercial Banks	0.2
Electronics	0.2
Food	0.2
Industrial Conglomerates	0.2
Internet & Catalog Retail	0.2
Multiline Retail	0.2
Real Estate Management & Development	0.2
Road & Rail	0.2
Beverages	0.1
Environmental Control	0.1
Metals & Mining	0.1
Pollution Control	0.1
Thrifts & Mortgage Finance	0.1
Health Care Products	0.0 **
Short-Term Investment	8.9
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA ULTRA SHORT TERM BOND PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
Treasury Notes 1.00%, 11/30/2018	$1,191,549	4.9%
Treasury Notes 0.88%, 3/31/2018	649,162	2.7
BMW US Capital LLC 3 month USD LIBOR + 0.38% 2.08%, 4/6/2020	602,682	2.5
Treasury Notes 0.63%, 6/30/2018	597,388	2.5
Treasury Notes 1.25%, 6/30/2019	545,125	2.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017*

Percentage of Net Assets
Banks	21.5%
Soverign	15.4
Credit Card	11.2
Auto Manufacturers	10.6
Oil & Gas	6.9
Automobile	4.9
Retail	3.5
IT Services	2.9
Miscellaneous Manufacturer	2.9
Media	2.7
Machinery, Construction & Mining	2.3
Biotechnology	2.1
Beverages	1.9
Telecommunications	1.9
Diversified Financial Services	1.5
Semiconductors	1.3
Aerospace & Defense	1.0
Electronics	1.0
Pharmaceuticals	1.0
Software	1.0
Machinery-Diversified	0.8
Transportation	0.8
Short-Term Investment	1.9
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of total common stock and may change over time.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
Treasury Notes 1.50%, 5/31/2020	$93,275,895	2.6%
Federal National Mortgage Series 2017-18, Class A, CMO, REMIC 3.00%, 8/25/2042	93,135,587	2.6
Treasury Notes 2.13%, 1/31/2021	90,617,860	2.5
Federal National Mortgage Association Series 2017-9, Class EA, CMO, REMIC 3.00%, 10/25/2042	78,348,671	2.2
Federal National Mortgage Association Series 2017-15, Class MA, CMO, REMIC 3.00%, 2/25/2042	75,151,354	2.1

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017*

	Percentage of Net Assets
U.S. Government Agency Obligations	47.3%
U.S. Treasury Obligations	14.8
Commercial Mortgage Backed Securities	6.7
Mortgage-Backed Securities	2.7
Asset-Backed Securities	3
Foreign Government Obligations	2.4
Banks	3.2
Oil&Gas	1.9
Software	1.4
Media	1.1
Hotels, Restaurants & Leisure	1
Telecommunications	0.9
Food	0.6
Electric	0.5
Insurance	0.5
Pharmaceuticals	0.4
Health Care Providers & Services	0.4
Diversified Financial Services	0.4
Pipelines	0.4
Healthcare-Services	0.4
REITS	0.4
Diversified Telecommunication Services	0.3
Beverages	0.3
Internet	0.3
Commercial Services & Supplies	0.3
IT Services	0.3
Retail	0.3
Lodging	0.2
Containers & Packaging	0.2
Investment Company Security	0.2
Forest Products&Paper	0.2
Food & Staples Retailing	0.2
Communications Equipment	0.2
Holding Companies-Divers	0.2
Life Sciences Tools & Services	0.2
Chemicals	0.2
Airlines	0.2
Environmental Control	0.2
Commercial Services	0.1
Packaging & Containers	0.1
Transportation	0.1
Construction & Engineering	0.1
Gas	0.1
Auto Manufacturers	0.1
Health Care Technology	0.1
Electric Utilities	0.1
Biotechnology	0.1
Leisure Time	0.1
Healthcare-Products	0.1
Agriculture	0.1
Entertainment	0.1
Auto Components	0.1
Real Estate Investment Trusts (REITs)	0.1
Specialty Retail	0.1
Machinery, Construction & Mining	0.1
Semiconductor Equipment	0.1
Auto Parts&Equipment	0.1
Capital Markets	0.1
Energy Equipment & Services	0.1
Construction Materials	0.1
Coal	0.1
Trading Companies & Distributors	0.1
Electrical Equipment	0.1
Aerospace & Defense	0.1
Energy-Alternate Sources	0.1
Financial Services	0.0	**
Mining	0.0	**
Household Products/Wares	0.0	**
Trucking&Leasing	0.0	**
Household Products	0.0	**
Home Furnishings	0.0	**
Oil&Gas Services	0.0	**
Machinery-Diversified	0.0	**
Food Products	0.0	**
Advertising	0.0	**
Commercial Banks	0.0	**
Distributors	0.0	**
Machinery	0.0	**
Internet Software & Services	0.0	**
Short-Term Investment	2.7
Other Assets in Excess of Liabilities	0.2
	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
Boeing Co.	$470,087	4.2%
Citigroup, Inc.	460,970	4.1
JPMorgan Chase & Co.	434,925	3.9
Union Pacific Corp.	422,951	3.7
Johnson & Johnson	407,424	3.6

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017*

Percentage of Net Assets
Pharmaceuticals	8.3%
Banks	7.9
Insurance	7.9
Software	7.4
Health Care Providers & Services	6.8
Internet Software & Services	6.1
Oil, Gas & Consumable Fuels	5.4
IT Services	5.3
Food Products	4.7
Aerospace & Defense	4.2
Road & Rail	3.7
Hotels, Restaurants & Leisure	3.6
Speciality Retail	3.5
Technology Hardware, Storage & Peripherals	3.4
Electric Utilities	3.1
Internet & Catalog Retail	3.1
Media	3.0
Independent Power Producers & Energy Traders	2.8
Tobacco	2.2
Biotechnology	1.2
Consumer Finance	1.2
Machinery	1.0
Semiconductors & Semiconductor Equipment	1.0
Household Products	1.0
Real Estate Investment Trusts (REITs)	0.7
Chemicals	0.7
Short-Term Investment	0.8
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA MFS SYSTEMATIC GROWTH EQUITY ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
Facebook, Inc.	$4,215,100	6.2%
Boeing Co.	3,035,214	4.5
Apple, Inc.	2,708,526	4.0
Caterpillar, Inc.	2,587,936	3.8
UnitedHealth Group, Inc.	2,313,507	3.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017*

Description	Percentage of Net Assets
Internet Software & Services	12.3%
Software	11.1
Health Care Providers & Services	9.9
Technology Hardware, Storage & Peripherals	6.9
IT Services	6.3
Media	5.2
Aerospace & Defense	4.5
Pharmaceuticals	4.0
Machinery	3.8
Tobacco	3.6
Specialty Retail	3.4
Internet & Catalog Retail	3.0
Real Estate Investment Trusts (REITs)	3.0
Biotechnology	2.9
Auto Components	2.8
Insurance	2.6
Food Products	2.3
Trading Companies & Distributors	2.2
Hotels, Restaurants & Leisure	2.2
Semiconductors & Semiconductor Equipment	2.0
Chemicals	1.7
Independent Power Producers & Energy Traders	1.1
Household Durables	0.9
Road & Rail	0.7
Food & Staples	0.3
Beverages	0.2
Short-Term Investment	1.0
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC VALUE EQUITY ETF — PORTFOLIO STATISTICS (UNAUDITED)

Top Five Holdings as of December 31, 2017

Description	Market Value	% of Net Assets
Bank of America Corp.	$322,211	4.8%
JPMorgan Chase & Co.	318,467	4.7
Citigroup, Inc.	309,546	4.6
Valero Energy Corp.	245,400	3.6
Best Buy Co., Inc.	236,701	3.5

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

Industry Breakdown as of December 31, 2017*

Percentage of Net Assets
Banks	14.1%
Oil, Gas & Consumable Fuels	9.0
Health Care Providers & Services	8.1
Insurance	6.7
Electric Utilities	5.6
Food Products	5.5
Consumer Finance	5.0
Pharmaceuticals	4.8
Specialty Retail	4.5
Electrical Equipment	3.7
Machinery	3.6
Hotels, Restaurants & Leisure	3.1
IT Services	3.1
Independent Power Producers & Energy Traders	2.9
Semiconductors & Semiconductor Equipment	2.5
Road & Rail	2.4
Software	2.2
Real Estate Investments Trusts (REITs)	2.0
Communications Equipment	1.9
Technology Hardware, Storage & Peripherals	1.8
Chemicals	1.5
Real Estate Management & Development	1.2
Beverages	0.9
Tobacco	0.9
Internet & Catalog Retail	0.7
Energy Equipment & Services	0.6
Health Care Equipment & Supplies	0.5
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1%
COMMODITIES — 20.9%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,440,825	$23,932,103

INFLATION LINKED — 19.4%
SPDR Bloomberg Barclays TIPS ETF (c)	294,252	16,551,675
SPDR Citi International Government Inflation-Protected Bond ETF (c)	98,267	5,652,318

		22,203,993

INTERNATIONAL EQUITY — 9.5%
SPDR S&P Global Infrastructure ETF (c)	208,480	10,799,264

NATURAL RESOURCES — 39.5%
PowerShares Global Agriculture Portfolio (b)	83,374	2,291,951
SPDR S&P Global Natural Resources ETF (c)	633,861	31,103,560
SPDR S&P Metals & Mining ETF (c)	133,407	4,852,013
SPDR S&P Oil & Gas Equipment & Services ETF (c) (d)	138,255	2,368,308
The Energy Select Sector SPDR Fund	63,716	4,604,118

		45,219,950

REAL ESTATE — 9.8%
SPDR Dow Jones International Real Estate ETF (c)	167,715	6,790,780
SPDR Dow Jones REIT ETF (c)	47,224	4,424,417

		11,215,197

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $111,492,940)		113,370,507

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (e) (f)	1,037,868	1,037,868
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	161,000	161,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,198,868)		1,198,868

TOTAL INVESTMENTS — 100.2% (Cost $112,691,808)		114,569,375
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(179,731)

NET ASSETS — 100.0%		$114,389,644

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnership
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	All or a portion of the shares of the security are on loan at December 31, 2017.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2017.
(g)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$23,932,103	$—	$—	$23,932,103
Inflation Linked	22,203,993	—	—	22,203,993
International Equity	10,799,264	—	—	10,799,264
Natural Resources	45,219,950	—	—	45,219,950
Real Estate	11,215,197	—	—	11,215,197
Short-Term Investments	1,198,868	—	—	1,198,868

TOTAL INVESTMENTS	$114,569,375	$—	$—	$114,569,375

See accompanying notes to financial statements.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays TIPS ETF	346,902	$19,485,485	$1,313,409	$4,286,144	$3,449	$35,476	294,252	$16,551,675	$350,453	$—
SPDR Citi International Government Inflation-Protected Bond ETF	102,895	5,716,846	661,072	925,899	71,852	128,447	98,267	5,652,318	61,039	46,310
SPDR Dow Jones International Real Estate ETF	233,843	8,909,418	392,016	2,969,309	(57,046)	515,701	167,715	6,790,780	100,704	—
SPDR Dow Jones REIT ETF	62,686	5,828,544	296,383	1,749,677	163,113	(113,946)	47,224	4,424,417	75,842	—
SPDR S&P Global Infrastructure ETF	267,952	13,515,499	1,293,530	4,408,019	280,910	117,344	208,480	10,799,264	186,473	—
SPDR S&P Global Natural Resources ETF	609,759	25,323,291	5,776,096	4,569,027	633,086	3,940,115	633,861	31,103,560	404,543	—
SPDR S&P International Energy Sector ETF	126,242	2,209,235	—	2,271,297	(654,917)	716,979	—	—	—	—
SPDR S&P Metals & Mining ETF	119,139	3,570,596	1,434,777	990,304	126,169	710,775	133,407	4,852,013	41,603	—
SPDR S&P Oil & Gas Equipment & Services ETF	149,481	2,312,471	463,865	652,616	(107,256)	351,844	138,255	2,368,308	36,439	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares .	913,190	913,190	2,426,864	2,302,186	—	—	1,037,868	1,037,868	1,401	—
State Street Navigator Securities Lending Government Money Market Portfolio .	—	—	16,045,191	15,884,191	—	—	161,000	161,000	2,623	—
The Energy Select Sector SPDR Fund	35,655	2,314,723	2,473,625	568,771	12,430	372,110	63,716	4,604,118	72,213	—

TOTAL		$90,099,298	$32,576,828	$41,577,440	$471,790	$6,774,845		$88,345,321	$1,333,333	$46,310

See accompanying notes to financial statements.

SSGA INCOME ALLOCATION PORTFOLIO

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.3%
DOMESTIC EQUITY — 25.9%
SPDR S&P Dividend ETF (a)	162,498	$15,352,811
SPDR Wells Fargo Preferred Stock ETF (a) (b)	112,037	4,934,109
The Financial Select Sector SPDR Fund (a)	76,138	2,125,012
The Health Care Select Sector SPDR Fund (a)	24,517	2,027,066
The Technology Select Sector SPDR Fund (a)	31,312	2,002,402

		26,441,400

DOMESTIC FIXED INCOME — 30.3%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	96,424	4,879,054
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	243,948	8,957,771
SPDR Portfolio Long Term Corporate Bond ETF (a)	353,626	10,117,240
SPDR Portfolio Long Term Treasury ETF (a)	191,467	7,005,777

		30,959,842

INFLATION LINKED — 4.9%
SPDR Bloomberg Barclays TIPS ETF (a)	88,002	4,950,112

INTERNATIONAL EQUITY — 26.7%
SPDR MSCI Emerging Markets StrategicFactors ETF (a)	110,703	7,139,236
SPDR S&P Global Infrastructure ETF (a)	94,881	4,914,836
SPDR S&P International Dividend ETF (a) (b)	271,350	11,182,334
SPDR STOXX Europe 50 ETF (a)	113,103	4,062,659

		27,299,065

INTERNATIONAL FIXED INCOME — 4.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a) (b)	137,688	4,086,580

REAL ESTATE — 6.5%
SPDR Dow Jones International Real Estate ETF (a)	96,731	$3,916,638
SPDR Dow Jones REIT ETF (a)	29,186	2,734,437

		6,651,075

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $93,477,046)		100,388,074

SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	1,792,571	1,792,571
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	6,838,050	6,838,050

TOTAL SHORT-TERM INVESTMENTS (Cost $8,630,621)		8,630,621

TOTAL INVESTMENTS — 106.7% (Cost $102,107,667)		109,018,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(6,854,667)

NET ASSETS — 100.0%		$102,164,028

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$26,441,400	$—	$—	$26,441,400
Domestic Fixed Income	30,959,842	—	—	30,959,842
Inflation Linked	4,950,112	—	—	4,950,112
International Equity	27,299,065	—	—	27,299,065
International Fixed Income	4,086,580	—	—	4,086,580
Real Estate	6,651,074	—	—	6,651,074
Short-Term Investments	8,630,621	—	—	8,630,621

TOTAL INVESTMENTS	$109,018,695	$—	$—	$109,018,695

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays Convertible Securities ETF	97,367	$4,831,351	$159,139	$207,794	$10,152	$86,206	96,424	$4,879,054	$148,458	$—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	133,579	3,879,134	308,094	190,955	14,354	75,953	137,688	4,086,580	79,827	—
SPDR Bloomberg Barclays High Yield Bond	254,955	9,484,326	683,745	1,082,286	(69,077)	(58,937)	243,948	8,957,771	292,408	—
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	258,724	10,773,267	336,913	1,303,065	34,426	275,699	353,626	10,117,240	253,610	—
SPDR Bloomberg Barclays Long Term Treausury ETF	94,945	6,846,484	405,071	350,807	11,224	93,805	191,467	74,005,777	105,484	—
SPDR Bloomberg Barclays TIPS ETF	84,440	4,742,995	313,969	112,259	1,491	3,916	88,002	4,950,112	99,149	—
SPDR Dow Jones International Real Estate ETF	118,801	4,526,318	246,396	1,119,509	(62,150)	325,583	96,731	3,916,638	51,759	—
SPDR Dow Jones REIT ETF	47,469	4,413,668	163,165	1,889,525	286,181	(239,052)	29,186	2,734,437	49,731	—
SPDR MSCI Emerging Markets StrategicFactors ETF	99,731	5,804,344	983,650	305,265	27,850	628,657	110,703	7,139,236	103,880	—
SPDR S&P Dividend ETF	129,110	11,476,588	3,313,478	225,201	67,471	720,475	162,498	15,352,811	170,197	378,394
SPDR S&P Global Infrastructure ETF	63,319	3,193,810	1,731,393	64,740	14,662	39,711	94,881	4,914,836	84,865	—
SPDR S&P International Dividend ETF.	261,756	10,239,895	662,669	273,009	11,222	541,557	271,350	11,182,334	205,588	—
SPDR STOXX Europe 50 ETF	136,758	4,642,934	276,474	1,123,480	49,238	217,493	113,103	4,062,659	20,768	—
SPDR Wells Fargo Preferred Stock ETF.	105,452	4,742,176	394,460	98,384	(236)	(103,907)	112,037	4,934,109	141,736	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	810,640	810,640	2,937,294	1,955,363	—	—	1,792,571	1,792,571	1,910	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	55,735,305	48,897,255	—	—	6,838,050	6,838,050	1,672	—
The Financial Select Sector SPDR Fund.	—	—	1,991,156	—	—	133,856	76,138	2,125,012	9,767	—
The Health Care Select Sector SPDR Fund	25,080	1,987,339	109,161	156,420	10,178	76,808	24,517	2,027,066	15,290	—
The Industrial Select Sector SPDR Fund	28,744	1,957,754	32,052	2,084,981	435,707	(340,532)	—	—	9,035	—
The Technology Select Sector SPDR Fund	35,468	1,940,809	63,855	316,055	60,881	252,908	31,312	2,002,402	14,454	—

TOTAL		$96,293,832	$70,847,443	$61,756,353	$903,574	$2,730,199		$109,018,695	$1,859,588	$378,394

See accompanying notes to financial statements.

SSGA GLOBAL ALLOCATION PORTFOLIO

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.2%
DOMESTIC EQUITY — 35.5%
SPDR Portfolio Small Cap ETF (a) (b)	229,737	$6,926,571
SPDR S&P 500 ETF Trust (a)	217,698	58,094,888
SPDR S&P MidCap 400 ETF Trust (a)	13,496	4,661,653
The Financial Select Sector SPDR Fund (a)	166,259	4,640,289
The Health Care Select Sector SPDR Fund (a)	54,800	4,530,864
The Technology Select Sector SPDR Fund (a)	72,254	4,620,643

		83,474,908

DOMESTIC FIXED INCOME — 9.9%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	126,158	4,632,522
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	167,998	4,630,025
SPDR Portfolio Intermediate Term Corporate Bond ETF (a) (b)	135,033	4,620,829
SPDR Portfolio Long Term Corporate Bond ETF (a)	1,204	34,446
SPDR Portfolio Long Term Treasury ETF (a)	252,552	9,240,878

		23,158,700

INFLATION LINKED — 4.9%
SPDR Bloomberg Barclays TIPS ETF (a) (b)	205,493	11,558,981

INTERNATIONAL EQUITY — 44.0%
SPDR Portfolio Developed World ex-US ETF (a)	1,997,701	63,327,122
SPDR Portfolio Emerging Markets ETF (a)	565,064	21,557,192
SPDR S&P Emerging Markets SmallCap ETF (a)	46,483	2,417,116
SPDR S&P International Small Cap ETF (a)	192,767	6,839,373
Vanguard FTSE Pacific ETF	127,028	9,260,341

		103,401,144

INTERNATIONAL FIXED INCOME — 1.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a) (b)	78,608	2,333,086

REAL ESTATE — 1.9%
SPDR Dow Jones International Real Estate ETF (a)	58,458	2,366,964
SPDR Dow Jones REIT ETF (a)	23,629	2,213,801

		4,580,765

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $200,656,021)		228,507,584

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d)	6,375,740	6,375,740
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,618,675	1,618,675

TOTAL SHORT-TERM INVESTMENTS (Cost $7,994,415)		7,994,415

TOTAL INVESTMENTS — 100.6% (Cost $208,650,436)		236,501,999
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(1,341,641)

NET ASSETS — 100.0%		$235,160,358

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.
(e)	Investment of cash collateral for securities loaned.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$83,474,908	$—	$—	$83,474,908
Domestic Fixed Income	23,158,700	—	—	23,158,700
Inflation Linked	11,558,981	—	—	11,558,981
International Equity	103,401,144	—	—	103,401,144
International Fixed Income	2,333,086	—	—	2,333,086
Real Estate	4,580,765	—	—	4,580,765
Short-Term Investments	7,994,415	—	—	7,994,415

TOTAL INVESTMENTS	$236,501,999	$—	$—	$236,501,999

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays Emering Markets Local Bond ETF	72,061	$2,092,651	$224,952	$33,307	$2,533	$46,256	78,608	$2,333,086	$44,261	$—
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	100,783	4,196,604	131,913	4,339,795	187,994	(142,270)	1,204	34,446	58,858	—
SPDR Bloomberg Barclays Long Term Treausury ETF	121,473	4,179,886	531,940	65,519	1,403	(26,881)	135,033	4,620,829	72,413	—
SPDR Bloomberg Barclays Long Term Treausury ETF	116,138	8,374,711	862,069	130,590	7,546	127,142	252,552	9,240,878	135,124	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	149,753	4,188,592	570,595	65,286	1,712	(65,587)	167,998	4,630,025	138,009	—
SPDR Bloomberg Barclays TIPS ETF	184,720	10,375,722	1,335,029	162,568	2,104	8,694	205,493	11,558,981	226,427	—
SPDR Bloomberg High Yield Bond	225,592	8,392,023	877,724	4,503,289	(43,278)	(90,657)	126,158	4,632,522	230,272	—
SPDR Dow Jones International Real Estate ETF	157,955	6,018,086	593,264	4,478,572	63,785	170,401	58,458	2,366,964	48,876	—
SPDR Dow Jones REIT ETF	67,658	6,290,841	329,362	4,496,095	496,390	(406,697)	23,629	2,213,801	51,001	—
SPDR Russell 2000 ETF	76,418	6,364,855	559,982	559,008	33,086	527,656	229,737	6,926,571	65,308	—
SPDR S&P 500 ETF Trust	163,300	39,485,940	15,574,228	1,713,148	178,713	4,569,155	217,698	58,094,888	496,777	—
SPDR S&P Emerging Markets SmallCap ETF	44,738	2,087,922	121,437	33,972	5,033	236,696	46,483	2,417,116	48,232	—
SPDR S&P Emering Markets ETF	218,911	14,581,662	5,666,797	945,457	83,384	2,170,806	565,064	21,557,192	155,371	—
SPDR S&P International Small Cap ETF	188,209	6,278,652	358,348	200,760	16,154	386,979	192,767	6,839,373	159,730	194,677
SPDR S&P MidCap 400 ETF Trust	13,243	4,206,242	236,990	155,792	9,957	364,256	13,496	4,661,653	36,664	—
SPDR World ex-US ETF	2,052,465	59,788,305	4,249,810	5,950,452	328,563	4,910,896	1,997,701	63,327,122	459,377	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,706,546	5,706,546	6,309,031	5,639,837	—	—	6,375,740	6,375,740	22,848	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	45,045,294	43,426,619	—	—	1,618,675	1,618,675	11,240	—
The Financial Select Sector SPDR Fund	—	—	4,453,253	120,619	5,695	301,960	166,259	4,640,289	21,328	—

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
The Health Care Select Sector SPDR Fund	54,224	$4,296,710	$237,632	$190,986	$3,419	$184,089	54,800	$4,530,864	$34,639	$—
The Industrial Select Sector SPDR Fund	62,056	4,226,634	169,102	4,574,348	862,196	(683,584)	—	—	19,602	—
The Technology Select Sector SPDR Fund	73,150	4,002,768	240,053	305,889	25,455	658,255	72,254	4,620,643	32,519	—

TOTAL		$205,135,352	$88,678,805	$82,091,908	$2,271,844	$13,247,565		$227,241,658	$2,568,876	$194,677

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 88.2%
AEROSPACE & DEFENSE — 2.2%
DAE Aviation Holdings, Inc. Senior Secured 1st Lien Term Loan 5.32%, 7/7/2022	$8,604,753	$8,683,659
Engility Corp. Senior Secured Term Loan B2 4.82%, 8/12/2023	4,231,562	4,278,512
MacDonald Dettwiler & Associates, Ltd. Senior Secured Term Loan B 4.10%, 10/4/2024	16,263,941	16,365,590
TransDigm, Inc.:
Senior Secured 2017 Term Loan E 4.32%, 5/14/2022	5,322,957	5,344,435
Senior Secured Extended Term Loan F 4.36%, 6/9/2023	14,834,840	14,873,930
Senior Secured Term Loan G 4.67%, 8/22/2024	2,933,804	2,951,128

		52,497,254

AIRLINES — 0.2%
American Airlines, Inc. Senior Secured 2017 Incremental Term Loan 3.48%, 12/14/2023	4,379,513	4,379,251
United Airlines, Inc. Senior Secured 2017 Repriced Term Loan 3.38%, 4/1/2024	795,868	798,784

		5,178,035

AUTO COMPONENTS — 0.7%
BBB Industries U.S. Holdings, Inc. Senior Secured Term B Loan (First Lien) 6.07%, 11/3/2021	1,898,930	1,923,863
USI, Inc. Senior Secured 2017 Repriced Term Loan 4.69%, 5/16/2024	15,184,450	15,184,450

		17,108,313

AUTOMOBILES — 0.5%
American Axle & Manufacturing, Inc. Senior Secured Term Loan B 3.71%, 4/6/2024	4,355,442	4,377,916
CWGS Group LLC Senior Secured 2016 Term Loan 4.39%, 11/8/2023	5,652,210	5,697,146
TI Group Automotive Systems LLC Senior Secured 2015 USD Term Loan 4.32%, 6/30/2022	891,755	897,885

		10,972,947

BEVERAGES — 0.1%
Refresco Group B.V. Senior Secured USD Term Loan B Zero Coupon, 9/26/2024	2,929,687	2,935,181

BUILDING PRODUCTS — 0.3%
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B 4.69%, 2/29/2024	4,949,749	4,975,660
Jeld-Wen, Inc. Senior Secured 2017 1st Lien Term Loan 3.69%, 12/14/2024	1,865,979	1,874,927

		6,850,587

CAPITAL MARKETS — 0.7%
Duff & Phelps Corp. Senior Secured Term Loan B Zero Coupon, 11/29/2024	12,500,000	12,542,187
LPL Holdings, Inc. Senior Secured 2017 1st Lien Term Loan B 3.81%, 9/23/2024	4,655,000	4,678,275

		17,220,462

CHEMICALS — 0.9%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1 4.69%, 1/31/2024	1,771,724	1,785,756
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan 5.51%, 11/21/2024	19,671,052	19,787,899
INEOS Styrolution Group GmbH Senior Secured USD 2017 Term Loan 3.69%, 3/30/2024	371,802	373,313

		21,946,968

COMMERCIAL BANKS — 0.2%
Jack’s Family Restaurants, Inc. Senior Secured 2017 Term Loan B 5.57%, 4/5/2024	5,237,399	5,257,039

COMMERCIAL SERVICES & SUPPLIES — 6.9%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3 3.74%, 11/10/2023	4,507,858	4,524,762
Allied Universal Holdco LLC Senior Secured 2015 Term Loan 5.44%, 7/28/2022	27,430,203	27,254,513
Ancestry.com Operations Inc. Senior Secured 2017 1st Lien Term Loan 4.66%, 10/19/2023	8,710,297	8,763,386
Aramark Services, Inc. Senior Secured 2017 Term Loan B1 3.57%, 3/11/2025	2,169,700	2,183,608
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan 7.57%, 8/4/2025	21,181,818	21,810,600
Senior Secured 2017 Term Loan B4 4.32%, 8/4/2022	12,684,250	12,763,527
Senior Secured Term Loan B5 4.57%, 11/3/2023	9,978,864	10,038,936
Belron S.A. Senior Secured Term Loan B 3.89%, 11/7/2024	4,447,268	4,499,390
GFL Environmental, Inc. Senior Secured USD Term Loan B 4.44%, 9/29/2023	1,102,326	1,109,215
IBC Capital Limited Senior Secured 1st Lien Term Loan 5.29%, 9/9/2021	4,527,531	4,533,756

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
KAR Auction Services, Inc.:
Senior Secured Term Loan B4 4.00%, 3/11/2021	$1,822,407	$1,834,553
Senior Secured Term Loan B5 4.25%, 3/9/2023	1,493,510	1,504,249
Lineage Logistics Holdings LLC Senior Secured 2014 Term Loan 5.07%, 4/7/2021	12,544,308	12,609,037
Packers Holdings, LLC Senior Secured 2017 Term Loan B 4.74%, 11/3/2024	7,911,392	7,949,288
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan 4.32%, 5/2/2022	27,860,974	28,099,046
Southern Graphics, Inc.:
Senior Secured 1st Lien Term Loan Zero Coupon, 12/31/2022	11,956,522	12,032,745
Senior Secured Delayed Draw Term Loan Zero Coupon, 12/31/2022	1,932,367	1,944,686
TruGreen, Ltd. Partnership Senior Secured 2017 Term Loan 5.54%, 4/13/2023	734,356	745,834

		164,201,131

COMMUNICATIONS EQUIPMENT — 0.9%
Arris Group, Inc. Senior Secured 2017 Repriced Term Loan 3.82%, 4/26/2024	1,965,346	1,975,664
Avaya, Inc. Senior Secured Exit Term Loan B 6.23%, 12/15/2024	3,597,646	3,547,063
Digicel International Finance, Ltd. Senior Secured Term Loan B 5.31%, 5/28/2024	2,389,222	2,402,661
Riverbed Technology, Inc. Senior Secured Term Loan 4.82%, 4/24/2022	14,000,000	13,811,420

		21,736,808

COMPUTERS & PERIPHERALS — 0.3%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan 5.32%, 5/6/2024	5,244,658	5,218,461
Western Digital Corp. Senior Secured 2017 Term Loan B3 3.57%, 4/29/2023	2,816,212	2,829,589

		8,048,050

CONSTRUCTION & ENGINEERING — 0.9%
CNT Holdings III Corp. Senior Secured 2017 Term Loan 4.88%, 1/22/2023	4,987,405	4,850,252
Pike Corp. Senior Secured Replacement Term Loan 5.07%, 9/20/2024	8,617,133	8,753,542
Summit Materials Companies I LLC Senior Secured 2017 Term Loan B 3.82%, 11/11/2024	7,619,048	7,665,486

		21,269,280

CONSTRUCTION MATERIALS — 0.4%
Forterra, Inc. Senior Secured 2017 Term Loan B 4.57%, 10/25/2023	5,390,716	5,058,433
Traverse Midstream Partners LLC Senior Secured Term Loan 5.85%, 9/27/2024	3,431,373	3,481,556

		8,539,989

CONTAINERS & PACKAGING — 1.6%
Berlin Packaging LLC Senior Secured 2017 Term Loan B 4.77%, 10/1/2021	8,664,259	8,734,049
Plastipak Holdings, Inc. Senior Secured Term Loan B 4.45%, 10/14/2024	2,801,966	2,820,880
Reynolds Group Holdings, Inc. Senior Secured Term Loan 4.32%, 2/5/2023	21,412,200	21,537,462
Signode Industrial Group US, Inc. Senior Secured USD Term Loan B 4.38%, 5/4/2021	1,375,661	1,380,827
Tekni-Plex, Inc. Senior Secured 2017 USD Term Loan B1 4.67%, 10/17/2024	3,133,641	3,155,184

		37,628,402

DISTRIBUTORS — 1.7%
American Builders & Contractors Supply Co., Inc. Senior Secured 2017 Term Loan B 4.07%, 10/31/2023	8,380,564	8,426,113
American Tire Distributors Holdings, Inc. Senior Secured Term Loan 5.82%, 9/1/2021	7,037,313	7,097,799
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B 5.13%, 5/2/2023	24,936,709	25,170,490

		40,694,402

DIVERSIFIED CONSUMER SERVICES — 1.1%
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B 6.23%, 11/29/2024	25,000,000	25,198,000

DIVERSIFIED FINANCIAL SERVICES — 1.6%
AlixPartners LLP Senior Secured Term Loan B 4.44%, 4/4/2024	9,149,367	9,209,799
Clipper Acquisitions Corp. Senior Secured 2017 Term Loan B Zero Coupon, 12/11/2024	2,772,723	2,780,805
Faenza Acquisition GmbH:
Senior Secured USD Term Loan B1 4.23%, 8/30/2020	1,509,249	1,510,977

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured USD Term Loan B3 4.23%, 8/30/2020	$462,166	$462,695
Focus Financial Partners LLC Senior Secured 1st Lien Term Loan 4.94%, 7/3/2024	10,241,773	10,344,191
Infinity Acquisition LLC Senior Secured New Term Loan B 4.69%, 8/6/2021	5,752,503	5,766,884
UFC Holdings LLC Senior Secured 1st Lien Term Loan 4.81%, 8/18/2023	2,498,705	2,515,496
William Morris Endeavor Entertainment LLC Senior Secured 1st Lien Term Loan 4.64%, 5/6/2021	4,837,925	4,868,162

		37,459,009

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
CenturyLink Escrow LLC Senior Secured Term Loan B 4.32%, 1/31/2025	36,418,932	35,189,793
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B 4.57%, 10/4/2023	14,172,855	13,962,034
Hargray Communications Group, Inc. Senior Secured 2017 Term Loan B 4.57%, 5/16/2024	6,965,000	6,992,860
Telesat Canada Senior Secured Term Loan B4 4.70%, 11/17/2023	11,288,045	11,353,290

		67,497,977

ELECTRIC UTILITIES — 1.1%
PowerTeam Services LLC Senior Secured 1st Lien Term Loan 4.94%, 5/6/2020	2,823,850	2,836,219
TEX Operations Co. LLC:
Senior Secured Exit Term Loan B 4.02%, 8/4/2023	17,473,936	17,588,653
Senior Secured Exit Term Loan C 3.83%, 8/4/2023	3,096,569	3,116,898
Vistra Operations Co. LLC Senior Secured 2016 Term Loan B2 4.20%, 12/14/2023	1,892,202	1,907,916

		25,449,686

ELECTRICAL EQUIPMENT — 0.5%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan 5.16%, 12/2/2024	1,917,808	1,936,085
Gates Global LLC Senior Secured Repriced Term Loan B 4.69%, 4/1/2024	9,358,805	9,423,802
Generac Power Systems, Inc. Senior Secured 2017 1st Lien Term Loan B 3.34%, 5/31/2023	1,704,996	1,712,455

		13,072,342

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan 5.07%, 7/26/2024	4,705,189	4,742,430
TTM Technologies, Inc. Senior Secured 2017 Term Loan 4.07%, 9/28/2024	3,341,625	3,347,891

		8,090,321

FOOD & STAPLES RETAILING — 1.7%
Albertsons LLC:
Senior Secured Term Loan B4 4.32%, 8/25/2021	10,334,616	10,144,924
Senior Secured USD 2017 Term Loan B5 4.67%, 12/21/2022	2,448,909	2,403,825
Senior Secured USD 2017 Term Loan B6 4.46%, 6/22/2023	12,918,339	12,674,312
Chobani LLC Senior Secured 2017 Term Loan B 5.07%, 10/9/2023	8,097,892	8,175,469
Genoa, a QoL Healthcare Co. LLC Senior Secured 2017 1st Lien Term Loan 4.82%, 10/28/2023	2,960,685	2,982,890
US Foods, Inc. Senior Secured 2016 Term Loan B 4.07%, 6/27/2023	4,872,588	4,906,526

		41,287,946

FOOD PRODUCTS — 1.2%
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan 5.34%, 7/3/2020	3,041,978	3,013,079
Dole Food Co., Inc. Senior Secured 2017 Term Loan B 4.24%, 4/6/2024	4,777,479	4,796,063
Hostess Brands LLC Senior Secured 2017 Repriced Term Loan 3.82%, 8/3/2022	2,766,331	2,772,168
4.10%, 10/30/2022	7,972,495	7,845,932
Keurig Green Mountain, Inc. Senior Secured USD Term Loan A 3.00%, 3/3/2021	1,561,703	1,560,726
Post Holdings, Inc. Senior Secured 2017 Series A Incremental Term Loan 3.82%, 5/24/2024	8,546,012	8,587,247

		28,575,215

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
DJO Finance LLC Senior Secured 2015 Term Loan 4.70%, 6/8/2020	8,708,740	8,607,675
Onex Carestream Finance L.P.:
Senior Secured 1st Lien Term Loan 5.69%, 6/7/2019	4,323,128	4,336,638
Senior Secured 2nd Lien Term Loan 10.19%, 12/7/2019	16,900,077	16,688,825

		29,633,138

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 6.4%
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2 Zero Coupon, 9/7/2024	$24,041,096	$24,136,299
Senior Secured Term Loan B 4.94%, 4/28/2022	2,598,153	2,592,359
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan 4.85%, 5/10/2023	2,974,932	3,004,681
BioClinica, Inc. Senior Secured 1st Lien Term Loan 5.63%, 10/20/2023	2,361,605	2,314,373
CeramTec Acquisition Corp. Senior Secured USD Term Loan B2 4.23%, 8/30/2020	193,768	193,990
Certara L.P. Senior Secured 2017 Term Loan B 5.69%, 8/3/2024	897,750	904,483
CHG Healthcare Services, Inc. Senior Secured 1st Lien Term Loan B 4.48%, 6/7/2023	6,311,000	6,369,187
Community Health Systems, Inc.:
Senior Secured Term Loan G 4.23%, 12/31/2019	2,191,118	2,127,379
Senior Secured Term Loan H 4.48%, 1/27/2021	5,148,539	4,922,544
Envision Healthcare Corp. Senior Secured Term Loan B 4.57%, 12/1/2023	24,007,552	24,102,502
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan 4.69%, 6/28/2024	4,364,035	4,386,772
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B 4.69%, 6/7/2023	15,687,384	15,736,407
National Mentor Holdings, Inc. Senior Secured Term Loan B 4.69%, 1/31/2021	2,657,474	2,684,886
NVA Holdings, Inc. Senior Secured USD 1st Lien Term Loan B2 5.19%, 8/14/2021	5,410,480	5,462,340
Ortho-Clinical Diagnostics, Inc. Senior Secured Term Loan B 5.44%, 6/30/2021	13,356,401	13,407,423
PharMerica Corp. Senior Secured 1st Lien Term Loan 4.90%, 12/6/2024	12,000,000	12,078,000
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan B 4.57%, 5/15/2022	11,397,685	11,409,595
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B 4.82%, 9/2/2024	6,857,813	6,797,807
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 4.32%, 2/6/2024	3,989,950	3,895,208
U.S. Renal Care, Inc. Senior Secured Term Loan B 5.94%, 12/31/2022	4,973,407	4,911,239

		151,437,474

HEALTH CARE TECHNOLOGY — 0.7%
Change Healthcare Holdings, Inc. Senior Secured Term Loan B 4.32%, 3/1/2024	12,902,500	12,940,433
Press Ganey Holdings, Inc. Senior Secured 2017 1st Lien Term Loan 4.57%, 10/23/2023	2,542,406	2,560,686

		15,501,119

HOTELS, RESTAURANTS & LEISURE — 5.5%
1011778 BC ULC Senior Secured Term Loan B3 3.87%, 2/16/2024	12,426,840	12,436,781
Boyd Gaming Corp. Senior Secured Term Loan B3 3.98%, 9/15/2023	903,249	909,333
CEC Entertainment, Inc. Senior Secured Term Loan B 4.82%, 2/14/2021	8,657,544	8,181,379
Churchill Downs Incorporated Senior Secured 2017 Term Loan B Zero Coupon, 12/12/2024	1,595,745	1,599,734
Cyan Blue Holding co. 3, Ltd. Senior Secured 2017 USD Term Loan B 5.19%, 7/26/2024	5,572,000	5,615,545
Delta 2 (LUX) S.a.r.l. Senior Secured Term Loan B3 4.57%, 2/1/2024	27,196,665	27,383,642
Golden Nugget, Inc. Senior Secured Incremental Term Loan 4.77%, 10/4/2023	16,464,354	16,611,545
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1 4.82%, 7/31/2024	6,150,906	6,206,665
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B 4.11%, 4/14/2021	7,353,020	7,394,380
NPC International, Inc. Senior Secured 1st Lien Term Loan 5.05%, 4/19/2024	6,524,590	6,592,544
Penn National Gaming, Inc. Senior Secured 2017 Term Loan B 4.07%, 1/19/2024	1,885,000	1,895,132
Red Lobster Management LLC Senior Secured Term Loan B 6.82%, 7/28/2021	1,760,850	1,769,663
Scientific Games International, Inc. Senior Secured Term Loan B4 4.70%, 8/14/2024	13,546,296	13,672,345
Travel Leaders Group LLC Senior Secured 1st Lien Term Loan 5.92%, 1/25/2024	4,407,729	4,476,621

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured New 2017 Term Loan 4.17%, 9/2/2021	$14,996,734	$15,010,381

		129,755,690

HOUSEHOLD DURABLES — 0.3%
Serta Simmons Bedding LLC Senior Secured 1st Lien Term Loan 4.85%, 11/8/2023	8,378,473	7,711,714

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.1%
Calpine Corp.:
Senior Secured Term Loan B5 Zero Coupon, 1/15/2024	12,468,031	12,465,101
Senior Secured Term Loan B6 4.20%, 1/15/2023	6,234,097	6,237,120
Senior Secured Term Loan B7 Zero Coupon, 5/31/2023	6,234,177	6,238,073

		24,940,294

INDUSTRIAL CONGLOMERATES — 0.2%
Robertshaw US Holding Corp. Senior Secured 1st Lien Term Loan 6.13%, 8/10/2024	4,010,050	4,050,151

INSURANCE — 3.2%
Acrisure LLC Senior Secured Term Loan B 5.65%, 11/22/2023	7,444,924	7,529,610
Alliant Holdings I, Inc. Senior Secured 2015 Term Loan B 4.80%, 8/12/2022	4,294,012	4,319,518
AmWINS Group, Inc. Senior Secured 2017 Term Loan B 4.28%, 1/25/2024	5,076,923	5,099,845
AssuredPartners, Inc. Senior Secured 1st Lien Add-On Term Loan 5.07%, 10/22/2024	16,571,496	16,699,262
Hub International, Ltd. Senior Secured Term Loan B 4.41%, 10/2/2020	16,349,427	16,440,575
NFP Corp. Senior Secured Term Loan B 5.07%, 1/8/2024	10,622,230	10,691,275
Sedgwick Claims Management Services, Inc.:
Senior Secured 2016 1st Lien Term Loan 4.94%, 3/1/2021	985,000	989,103
Senior Secured 2017 1st Lien Term Loan Zero Coupon, 2/26/2021	12,777,778	12,769,856
Senior Secured 2nd Lien Term Loan 7.32%, 2/28/2022	2,000,000	2,017,500

		76,556,544

INTERNET & CATALOG RETAIL — 0.2%
Harbor Freight Tools USA, Inc. Senior Secured 2016 Term Loan B 4.82%, 8/18/2023	4,498,776	4,534,811

INTERNET SOFTWARE & SERVICES — 2.7%
Go Daddy Operating Company LLC Senior Secured 2017 Repriced Term Loan 3.82%, 2/15/2024	20,383,640	20,461,302
LANDesk Group, Inc. Senior Secured 2017 Term Loan B 5.82%, 1/20/2024	19,973,411	19,049,641
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan 4.38%, 11/3/2023	14,188,134	14,200,974
TCH-2 Holding LLC Senior Secured 2017 Term Loan 5.57%, 5/6/2021	10,614,613	10,688,915

		64,400,832

IT SERVICES — 1.4%
First Data Corp.:
Senior Secured 2022 USD Term Loan 3.80%, 7/8/2022	7,640,675	7,654,543
Senior Secured 2024 USD Term Loan 3.80%, 4/26/2024	11,018,044	11,034,792
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B Zero Coupon, 2/2/2024	7,487,795	7,525,234
TKC Holdings, Inc. Senior Secured 1st Lien Term Loan 5.67%, 2/1/2023	7,116,507	7,180,982

		33,395,551

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan 4.82%, 8/30/2024	4,290,323	4,244,738
INC Research LLC Senior Secured 2017 Term Loan B 3.82%, 8/1/2024	6,758,046	6,776,530
Jaguar Holding Co. II Senior Secured Term Loan 4.38%, 8/18/2022	8,920,457	8,944,275
Parexel International Corp. Senior Secured Term Loan B 4.57%, 9/27/2024	12,442,828	12,512,818

		32,478,361

MACHINERY — 0.4%
Apex Tool Group LLC Senior Secured Term Loan B 4.82%, 1/31/2020	662,408	661,719
Clark Equipment Co. Senior Secured 2017 Term Loan B 4.19%, 5/18/2024	2,334,281	2,347,703

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Engineered Machinery Holdings, Inc.:
Senior Secured 1st Lien Delayed Draw Term Loan 4.94%, 7/19/2024	$575,221	$576,300
Senior Secured USD 1st Lien Term Loan 4.94%, 7/19/2024	4,424,779	4,433,075
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan 5.07%, 8/5/2024	2,450,754	2,459,945

		10,478,742

MEDIA — 9.4%
Acosta Holdco, Inc. Senior Secured 2015 Term Loan 4.82%, 9/26/2021	13,000,000	11,483,355
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan 4.11%, 1/5/2026	5,514,706	5,414,062
Atlantic Broadband Finance LLC Senior Secured 1st Lien Term Loan Zero Coupon, 8/11/2024	2,972,973	2,969,495
CBS Radio, Inc. Senior Secured Term Loan B 4.17%, 11/17/2024	1,714,286	1,725,891
Coral-US Co. Borrower LLC Senior Secured Term Loan B3 5.07%, 1/31/2025	17,581,301	17,622,529
CSC Holdings LLC Senior Secured 1st Lien Term Loan 3.74%, 7/17/2025	8,873,307	8,851,789
Entravision Communications Corp. Senior Secured 2017 Term Loan B 4.32%, 11/29/2024	8,312,500	8,348,867
Gray Television, Inc. Senior Secured 2017 Term Loan B 3.61%, 2/7/2024	8,373,431	8,431,752
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan 5.34%, 9/13/2024	7,830,000	7,865,235
Mission Broadcasting, Inc. Senior Secured Term Loan B2 3.86%, 1/17/2024	512,895	514,955
Nexstar Broadcasting, Inc. Senior Secured Term Loan B2 3.86%, 1/17/2024	4,062,832	4,079,144
Numericable Group SA Senior Secured USD Term Loan B12 4.35%, 1/31/2026	18,156,425	17,537,926
Red Ventures, LLC Senior Secured 1st Lien Term Loan 5.57%, 11/8/2024	31,620,750	31,640,513
Sinclair Television Group, Inc. Senior Secured Term Loan B Zero Coupon, 5/10/2024	24,390,244	24,378,902
Unitymedia Finance LLC Senior Secured USD Term Loan D Zero Coupon, 1/15/2026	11,111,111	11,100,278
Univision Communications, Inc. Senior Secured Term Loan C5 4.32%, 3/15/2024	32,788,466	32,729,283
Virgin Media Bristol LLC Senior Secured 2017 USD Term Loan 3.98%, 1/15/2026	21,590,909	21,615,307
WMG Acquisition Corp. Senior Secured Term Loan E 3.64%, 11/1/2023	4,779,354	4,789,439
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E 3.98%, 4/15/2025	2,089,036	2,075,113

		223,173,835

METALS & MINING — 0.1%
PLZ Aeroscience Corp. Senior Secured USD Term Loan 5.15%, 7/31/2022	1,296,098	1,309,260

MULTILINE RETAIL — 0.2%
Neiman Marcus Group, Ltd. LLC Senior Secured 2020 Term Loan 4.64%, 10/25/2020	5,467,617	4,480,056

PHARMACEUTICALS — 3.3%
Akorn, Inc. Senior Secured Term Loan B 5.88%, 4/16/2021	1,666,667	1,675,000
Amneal Pharmaceuticals LLC Senior Secured New Term Loan 5.19%, 11/1/2019	2,200,404	2,212,441
Arbor Pharmaceuticals, Inc.
Senior Secured Term Loan B 6.69%, 7/5/2023	1,644,427	1,661,900
5.88%, 4/29/2024	25,423,966	25,622,654
Horizon Pharma, Inc. Senior Secured 2017 1st Lien Term Loan 4.75%, 3/29/2024	14,754,154	14,834,859
Valeant Pharmaceuticals International, Inc. Senior Secured Term Loan B Series F4 4.94%, 4/1/2022	31,668,955	32,156,498

		78,163,352

POLLUTION CONTROL — 0.1%
Core & Main L.P. Senior Secured 2017 Term Loan B 4.46%, 8/1/2024	2,356,021	2,377,378

PROFESSIONAL SERVICES — 1.8%
Advantage Sales & Marketing, Inc.:
Senior Secured 2014 1st Lien Term Loan 4.63%, 7/23/2021	11,470,361	11,212,278
Senior Secured 2014 2nd Lien Term Loan 7.88%, 7/25/2022	13,253,373	12,458,171
Information Resources, Inc. Senior Secured 1st Lien Term Loan 5.62%, 1/18/2024	18,470,844	18,590,165

		42,260,614

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
Capital Automotive L.P. Senior Secured 1st Lien Term Loan 4.07%, 3/24/2024	$1,281,940	$1,287,068
Communications Sales & Leasing, Inc. Senior Secured 2017 Term Loan B 4.57%, 10/24/2022	12,530,475	12,135,013
VICI Properties 1 LLC Senior Secured Replacement Term Loan B Zero Coupon, 10/14/2022	13,911,290	13,935,426

		27,357,507

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Americold Realty Operating Partnership L.P. Senior Secured 2016 Term Loan B 5.32%, 12/1/2022	1,313,545	1,329,970
Realogy Corp. Senior Secured 2017 Term Loan B 3.82%, 7/20/2022	2,286,191	2,295,131

		3,625,101

ROAD & RAIL — 0.2%
Direct ChassisLink Inc. Senior Secured 2017 2nd Lien Term Loan Zero Coupon, 6/15/2023	5,000,000	5,100,000

SEMICONDUCTOR EQUIPMENT — 1.0%
Lumileds Holding B.V. Senior Secured Term Loan B 6.17%, 6/30/2024	1,509,005	1,520,949
MA FinanceCo. LLC Senior Secured USD Term Loan B3 4.32%, 6/21/2024	2,817,485	2,823,360
Seattle Spinco, Inc. Senior Secured USD Term Loan B3 4.32%, 6/21/2024	19,027,175	19,066,846

		23,411,155

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B 4.26%, 7/5/2021	8,402,422	8,490,647
Microsemi Corp. Senior Secured 2017 1st Lien Term Loan B 3.38%, 1/15/2023	3,097,697	3,113,201
ON Semiconductor Corp. Senior Secured 2017 1st Lien Term Loan 3.57%, 3/31/2023	1,703,985	1,713,834

		13,317,682

SOFTWARE — 11.9%
Applied Systems, Inc.:
Senior Secured 1st Lien Term Loan 4.94%, 9/19/2024	1,834,483	1,856,267
Senior Secured 2017 2nd Lien Term Loan 8.69%, 9/19/2025	454,545	471,450
Aspect Software, Inc. Senior Secured Exit Term Loan 12.07%, 5/25/2020	7,038,541	6,950,559
Avast Software B.V. Senior Secured USD 2017 Term Loan B 4.44%, 9/30/2023	2,687,385	2,709,596
BMC Software Finance, Inc. Senior Secured USD 2017 1st Lien Term Loan 4.82%, 9/10/2022	31,429,619	31,506,307
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan 4.57%, 4/27/2024	4,545,266	4,558,333
Compuware Corp. Senior Secured Term Loan B3 5.63%, 12/15/2021	23,537,986	23,721,935
Dell Inc. Senior Secured 1st Lien Term Loan 3.57%, 9/7/2023	11,797,036	11,805,117
Epicor Software Corp. Senior Secured 1st Lien Term Loan 5.32%, 6/1/2022	2,793,279	2,803,754
Hyland Software, Inc. Senior Secured 2017 1st Lien Term Loan 4.82%, 7/1/2022	10,722,603	10,809,778
Informatica Corp. Senior Secured USD Term Loan 5.19%, 8/5/2022	2,308,931	2,320,268
Kronos, Inc. Senior Secured Term Loan B 4.90%, 11/1/2023	18,822,763	18,969,862
McAfee LLC Senior Secured 2017 USD Term Loan B 6.07%, 9/30/2024	36,845,156	36,779,388
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan 4.94%, 11/20/2024	14,002,357	14,026,162
Senior Secured 2017 2nd Lien Term Loan 8.94%, 11/20/2025	17,272,727	17,469,118
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B 5.04%, 4/26/2024	7,960,000	7,804,103
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B Zero Coupon, 2/9/2024	5,984,914	6,034,799
Quest Software US Holdings, Inc. Senior Secured Term Loan B 6.92%, 10/31/2022	17,695,261	18,009,617
SolarWinds Holdings, Inc. Senior Secured Term Loan 5.07%, 2/5/2023	10,110,539	10,162,356
Solera Holdings, Inc. Senior Secured Term Loan B 4.82%, 3/3/2023	1,900,163	1,914,813
Sophia L.P. Senior Secured Term Loan B 4.94%, 9/30/2022	3,353,304	3,361,000
TIBCO Software, Inc. Senior Secured Repriced Term Loan B 5.07%, 12/4/2020	18,518,360	18,595,582

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Verint Systems, Inc. Senior Secured 2017 Term Loan B 3.63%, 6/29/2024	$4,617,169	$4,639,286
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B 6.19%, 1/27/2023	14,595,588	14,648,862
VF Holding Corp. Senior Secured Reprice Term Loan 4.82%, 6/30/2023	11,258,339	11,358,819

		283,287,131

SPECIALTY RETAIL — 3.6%
Bass Pro Group, LLC Senior Secured Term Loan B 6.57%, 9/25/2024	19,242,113	19,218,061
Burlington Coat Factory Warehouse Corp. Senior Secured 2017 Term Loan B5 4.00%, 11/7/2024	9,838,673	9,867,402
Michaels Stores, Inc. Senior Secured 2016 Term Loan B1 4.29%, 1/30/2023	16,847,080	16,869,656
National Vision, Inc. Senior Secured 2017 Repriced Term Loan 4.32%, 11/20/2024	7,355,692	7,374,081
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B 4.38%, 1/26/2023	8,937,808	6,787,148
PetSmart, Inc. Senior Secured Term Loan B2 4.57%, 3/11/2022	15,242,533	12,244,098
Staples, Inc. Senior Secured Term Loan B 5.49%, 9/12/2024	12,217,606	12,002,270

		84,362,716

THRIFTS & MORTGAGE FINANCE — 0.1%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan 4.63%, 11/1/2024	3,303,910	3,307,528

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L. Senior Secured Term Loan B2 3.75%, 4/3/2022	6,790,206	6,750,415
SiteOne Landscape Supply, Inc. Senior Secured 2017 1st Lien Term Loan Zero Coupon, 4/29/2022	1,033,679	1,039,493
Univar, Inc. Senior Secured Term Loan B 4.07%, 7/1/2024	10,696,601	10,746,234

		18,536,142

TOTAL SENIOR FLOATING RATE LOANS (Cost $2,062,168,841)		2,087,659,222

CORPORATE BONDS & NOTES — 7.0%
AEROSPACE & DEFENSE — 0.2%
TransDigm, Inc. 6.50%, 7/15/2024	5,000,000	5,112,500

COMMERCIAL SERVICES — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	2,000,000	2,215,000
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	3,000,000	2,677,500

		4,892,500

DISTRIBUTION & WHOLESALE — 0.4%
Avantor, Inc. 6.00%, 10/1/2024 (a)	10,000,000	9,975,000

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Fly Leasing, Ltd. 5.25%, 10/15/2024	3,145,000	3,145,000

ELECTRONICS — 0.2%
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	3,500,000	3,570,000

ENTERTAINMENT — 0.4%
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	8,900,000	9,378,375

ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc. 9.88%, 2/1/2021 (a)	2,154,000	2,269,778

FOOD — 0.2%
Post Holdings, Inc. 5.00%, 8/15/2026 (a)	4,000,000	3,935,200

HEALTH CARE PRODUCTS — 0.0% (b)
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	830,000	865,275

HEALTH CARE SERVICES — 1.6%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	15,000,000	16,050,000
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (a)	5,517,000	5,379,075
5.13%, 5/1/2025 (a)	6,167,000	6,059,077
6.75%, 2/1/2020	2,000,000	2,027,500
8.13%, 4/1/2022	8,000,000	8,170,000

		37,685,652

INSURANCE — 0.1%
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	3,410,000	3,392,950

IT SERVICES — 0.2%
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	5,500,000	5,190,625

MEDIA — 1.3%
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	2,000,000	1,965,600
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	700,000	710,500
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	3,000,000	2,992,500
5.88%, 7/15/2026 (a)	3,000,000	3,075,000
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	1,000,000	1,030,000

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
SFR Group SA:
6.00%, 5/15/2022 (a)	$2,000,000	$2,031,250
7.38%, 5/1/2026 (a)	5,000,000	5,150,000
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	5,000,000	5,150,000
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	8,740,000	8,521,500

		30,626,350

PACKAGING & CONTAINERS — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (a)	2,320,000	2,525,900
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	1,478,000	1,530,654
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 3 Month USD LIBOR + 3.50% 4.86%, 7/15/2021 (a) (c)	2,000,000	2,040,000

		6,096,554

PHARMACEUTICALS — 0.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 5.88%, 10/15/2024 (a)	1,017,000	1,034,797
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	6,000,000	4,680,000
Valeant Pharmaceuticals International, Inc.:
5.50%, 11/1/2025 (a)	3,000,000	3,060,000
6.50%, 3/15/2022 (a)	1,734,000	1,825,035

		10,599,832

RETAIL — 0.7%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (a)	13,534,000	13,500,165
CEC Entertainment, Inc. 8.00%, 2/15/2022	3,175,000	2,984,500

		16,484,665

SOFTWARE — 0.5%
First Data Corp. 5.00%, 1/15/2024 (a)	4,896,000	5,042,880
Infor US, Inc. 6.50%, 5/15/2022	7,000,000	7,245,000

		12,287,880

TOTAL CORPORATE BONDS & NOTES (Cost $164,663,355)		165,508,136

SHORT-TERM INVESTMENT — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e) (Cost $209,993,789)	209,993,789	209,993,789

TOTAL INVESTMENTS — 104.1% (Cost $2,438,825,985)		2,463,161,147

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(99,247,257)

NET ASSETS — 100.0%		$2,363,913,890

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.9% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.

LIBOR = London Interbank Offered Rate

At December 31, 2017, the Fund had unfunded loan commitments of $1,129,222, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Mitchell International, Inc.	$1,129,222	$1,131,142	$1,920

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$52,497,254	$—	$52,497,254
Airlines	—	5,178,035	—	5,178,035
Auto Components	—	17,108,312	—	17,108,312
Automobiles	—	10,972,946	—	10,972,946
Beverages	—	2,935,181	—	2,935,181
Building Products	—	6,850,588	—	6,850,588
Capital Markets	—	17,220,462	—	17,220,462
Chemicals	—	21,946,968	—	21,946,968
Commercial Banks	—	5,257,039	—	5,257,039
Commercial Services & Supplies	—	164,201,131	—	164,201,131
Communications Equipment	—	21,736,809	—	21,736,809
Computers & Peripherals	—	8,048,050	—	8,048,050
Construction & Engineering	—	21,269,280	—	21,269,280
Construction Materials	—	8,539,988	—	8,539,988
Containers & Packaging	—	37,628,402	—	37,628,402
Distributors	—	40,694,403	—	40,694,403
Diversified Consumer Services	—	25,198,000	—	25,198,000
Diversified Financial Services	—	37,459,010	—	37,459,010
Diversified Telecommunication Services	—	67,497,977	—	67,497,977
Electric Utilities	—	25,449,687	—	25,449,687
Electrical Equipment	—	13,072,342	—	13,072,342
Electronic Equipment, Instruments & Components	—	8,090,321	—	8,090,321
Food & Staples Retailing.	—	41,287,945	—	41,287,945
Food Products	—	28,575,215	—	28,575,215
Health Care Equipment & Supplies	—	29,633,138	—	29,633,138
Health Care Providers & Services	—	151,437,474	—	151,437,474
Health Care Technology	—	15,501,119	—	15,501,119
Hotels, Restaurants & Leisure	—	129,755,690	—	129,755,690
Household Durables	—	7,711,714	—	7,711,714
Independent Power Producers & Energy Traders	—	24,940,295	—	24,940,295
Industrial Conglomerates	—	4,050,151	—	4,050,151
Insurance	—	76,556,544	—	76,556,544
Internet & Catalog Retail	—	4,534,811	—	4,534,811
Internet Software & Services	—	64,400,832	—	64,400,832
IT Services	—	33,395,551	—	33,395,551
Life Sciences Tools & Services	—	32,478,361	—	32,478,361
Machinery	—	10,478,742	—	10,478,742
Media	—	223,173,835	—	223,173,835
Metals & Mining.	—	1,309,260	—	1,309,260
Multiline Retail	—	4,480,056	—	4,480,056
Pharmaceuticals	—	78,163,350	—	78,163,350
Pollution Control	—	2,377,378	—	2,377,378
Professional Services	—	42,260,614	—	42,260,614
Real Estate Investment Trusts (REITs)	—	27,357,506	—	27,357,506
Real Estate Management & Development	—	3,625,101	—	3,625,101
Road & Rail	—	5,100,000	—	5,100,000
Semiconductor Equipment	—	23,411,155	—	23,411,155
Semiconductors & Semiconductor Equipment	—	13,317,682	—	13,317,682
Software	—	283,287,131	—	283,287,131
Specialty Retail	—	84,362,717	—	84,362,717
Thrifts & Mortgage Finance	—	3,307,528	—	3,307,528
Trading Companies & Distributors	—	18,536,142	—	18,536,142

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Corporate Bonds & Notes
Aerospace & Defense	$—	$5,112,500	$—	$5,112,500
Commercial Services	—	4,892,500	—	4,892,500
Distribution & Wholesale	—	9,975,000	—	9,975,000
Diversified Financial Services	—	3,145,000	—	3,145,000
Electronics	—	3,570,000	—	3,570,000
Entertainment	—	9,378,375	—	9,378,375
Environmental Control	—	2,269,777	—	2,269,777
Food	—	3,935,200	—	3,935,200
Health Care Products	—	865,275	—	865,275
Health Care Services	—	37,685,652	—	37,685,652
Insurance	—	3,392,950	—	3,392,950
IT Services	—	5,190,625	—	5,190,625
Media	—	30,626,350	—	30,626,350
Packaging & Containers	—	6,096,554	—	6,096,554
Pharmaceuticals	—	10,599,833	—	10,599,833
Retail	—	16,484,665	—	16,484,665
Software	—	12,287,880	—	12,287,880
Short-Term Investments	209,993,789	—	—	209,993,789

TOTAL INVESTMENTS	$209,993,789	$2,253,167,358	$—	$2,463,161,147

OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments (a)	—	1,920	—	1,920

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$209,993,789	$2,253,169,277	$—	$2,463,163,066

(a)	Includes appreciation on unfunded loan commitments.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,281,817	$119,281,817	$702,228,773	$611,516,801	$—	$—	209,993,789	$209,993,789	$872,468

See accompanying notes to financial statements.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 16.1%
AUTOMOBILE — 4.9%
Ford Credit Auto Owner Trust Series 2016-C, Class A2B, 1 Month USD LIBOR + 0.14%, 1.39%, 9/15/2019 (a)	$144,556	$144,574
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, , 1.10%, 9/15/2019	4,300	4,299
Honda Auto Receivables 2014-4 Owner Trust Series 2014-4, Class A4, , 1.46%, 10/15/2020	350,000	349,552
Honda Auto Receivables 2016-1 Owner Trust Series 2016-1, Class A3, , 1.22%, 12/18/2019	192,490	191,772
Nissan Auto Receivables Owner Trust Series 2017-A, Class A2A, , 1.47%, 1/15/2020	109,949	109,737
Toyota Auto Receivables Owner Trust:
Series 2016-D, Class A2A, 1.06%, 5/15/2019	89,132	88,974
Series 2015-A, Class A3, 1.12%, 2/15/2019	29,687	29,659
Series 2015-A, Class A4, 1.52%, 6/15/2020	250,000	249,341

		1,167,908

CREDIT CARD — 11.2%
American Express Credit Account Master Trust Series 2017-4, Class A, , 1.64%, 12/15/2021	500,000	497,295
BA Credit Card Trust Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 1.87%, 10/15/2021 (a)	400,000	401,356
Chase Issuance Trust:
Series 2015-A7, Class A7, 1.62%, 7/15/2020	490,000	489,519
Series 2013-A3, Class A3, 1 Month USD LIBOR + 0.28%, 1.76%, 4/15/2020 (a)	150,000	150,084
Citibank Credit Card Issuance Trust:
Series 2014-A8, Class A8, 1.73%, 4/9/2020	450,000	449,992
Series 2013-A2, Class A2, 1 Month USD LIBOR + 0.28%, 1.83%, 5/26/2020 (a)	220,000	220,172
Discover Card Execution Note Trust Series 2013-A6, Class A6, 1 Month USD LIBOR + 0.45%, 1.93%, 4/15/2021 (a)	300,000	300,873
Evergreen Credit Card Trust Series 2016-1, Class A, 1 Month USD LIBOR + 0.72%, 2.20%, 4/15/2020 (a) (b)	200,000	200,372

		2,709,663

TOTAL ASSET-BACKED SECURITIES (Cost $3,880,215)		3,877,571

CORPORATE BONDS & NOTES — 67.6%
AEROSPACE & DEFENSE — 1.0%
United Technologies Corp. 3 Month USD LIBOR + 0.35% 1.73%, 11/1/2019 (a)	$250,000	$250,858

AUTO MANUFACTURERS — 10.6%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.15%, 1.51%, 1/22/2019 (a)	300,000	300,108
Series MTN, 3 Month USD LIBOR + 0.28%, 1.72%, 11/19/2018 (a)	300,000	300,432
BMW US Capital LLC 3 month USD LIBOR + 0.38% 2.08%, 4/6/2020 (a) (b)	600,000	602,682
Daimler Finance North America LLC:
1.65%, 5/18/2018 (b)	300,000	299,724
3 Month USD LIBOR + 0.25%, 1.64%, 11/5/2018 (a) (b)	300,000	300,132
Nissan Motor Acceptance Corp. 3 Month USD LIBOR + 0.39% 2.08%, 9/28/2020 (a) (b)	250,000	250,407
Toyota Motor Credit Corp.:
Series 2547, 3 Month USD LIBOR + 0.32%, 1.68%, 1/12/2018 (a)	250,000	250,008
Series MTN, 3 Month USD LIBOR + 0.44%, 1.79%, 10/18/2019 (a)	250,000	251,312

		2,554,805

BANKS — 21.5%
Australia & New Zealand Banking Group, Ltd. 3 Month USD LIBOR + 0.32% 1.72%, 11/9/2020 (a) (b)	300,000	299,808
Bank of Montreal Series MTN, 3 Month USD LIBOR + 0.60% 2.15%, 12/12/2019 (a)	200,000	201,322
Bank of Nova Scotia 3 Month USD LIBOR + 0.66% 2.23%, 6/14/2019 (a)	400,000	402,396
Branch Banking & Trust Co. 3 Month USD LIBOR + 0.45% 1.81%, 1/15/2020 (a)	250,000	250,715
Citibank NA 3 Month USD LIBOR + 0.23% 1.63%, 11/9/2018 (a)	250,000	250,145
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 2.38%, 10/23/2019 (a)	409,000	413,380
Series 1, 3 Month USD LIBOR + 1.20%, 2.58%, 4/30/2018 (a)	100,000	100,303
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10% 2.62%, 6/7/2021 (a)	250,000	255,132
JPMorgan Chase Bank NA Series BKNT, 3 Month USD LIBOR + 0.59% 2.26%, 9/23/2019 (a)	250,000	251,547
Morgan Stanley 3 Month USD LIBOR + 0.85% 2.21%, 1/24/2019 (a)	430,000	432,369

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
PNC Bank NA 3 Month USD LIBOR + 0.40% 1.92%, 12/7/2018 (a)	$250,000	$250,365
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.48%, 1.86%, 7/29/2019 (a)	250,000	251,028
Series GMTN, 3 Month USD LIBOR + 0.53%, 2.12%, 3/15/2019 (a)	250,000	250,975
Santander UK PLC 3 Month USD LIBOR + 0.30% 1.68%, 11/3/2020 (a)	250,000	249,888
Toronto-Dominion Bank:
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.13%, 7/2/2019 (a)	250,000	251,080
Series MTN, 3 Month USD LIBOR + 0.84%, 2.20%, 1/22/2019 (a)	100,000	100,704
UBS AG 3 Month USD LIBOR + 0.32% 1.80%, 5/28/2019 (a) (b)	250,000	250,053
US Bank NA Series BKNT, 3 Month USD LIBOR + 0.48% 1.86%, 10/28/2019 (a)	100,000	100,493
Wells Fargo & Co. 3 Month USD LIBOR + 0.63% 1.99%, 4/23/2018 (a)	100,000	100,144
Wells Fargo Bank NA Series BKNT, 3 Month USD LIBOR + 0.74% 2.10%, 1/22/2018 (a)	250,000	250,063
Westpac Banking Corp. 3 Month USD LIBOR + 0.56% 2.00%, 8/19/2019 (a)	275,000	276,237

		5,188,147

BEVERAGES — 1.9%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40% 1.78%, 2/1/2019 (a)	200,000	200,660
PepsiCo, Inc. 3 Month USD LIBOR + 0.37% 1.75%, 5/2/2022 (a)	250,000	251,438

		452,098

BIOTECHNOLOGY — 2.1%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.17% 1.80%, 9/20/2018 (a)	500,000	500,060

DIVERSIFIED FINANCIAL SERVICES — 1.5%
American Express Credit Corp. 3 Month USD LIBOR + 0.55% 2.15%, 3/18/2019 (a)	350,000	351,586

ELECTRONICS — 1.0%
Honeywell International, Inc. 3 Month USD LIBOR + 0.28% 1.66%, 10/30/2019 (a)	235,000	235,705

IT SERVICES — 2.9%
Apple, Inc. 3 Month USD LIBOR + 0.25% 1.63%, 5/3/2018 (a)	250,000	250,150
International Business Machines Corp.:
3 Month USD LIBOR + 0.19%, 1.58%, 2/6/2018 (a)	205,000	204,998
3 Month USD LIBOR + 0.23%, 1.60%, 1/27/2020 (a)	250,000	250,700

		705,848

MACHINERY, CONSTRUCTION & MINING — 2.3%
Caterpillar Financial Services Corp.:
3 month USD LIBOR + 0.28%, 1.94%, 3/22/2019 (a)	300,000	300,600
Series MTN, 3 Month USD LIBOR + 0.18%, 1.69%, 12/6/2018 (a)	250,000	250,105

		550,705

MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp. 3 Month USD LIBOR + 0.57% 2.27%, 1/8/2019 (a)	200,000	201,002

MEDIA — 2.7%
NBCUniversal Enterprise, Inc.:
1.66%, 4/15/2018 (b)	250,000	249,850
3 Month USD LIBOR + 0.40%, 2.09%, 4/1/2021 (a) (b)	400,000	401,056

		650,906

MISCELLANEOUS MANUFACTURER — 2.9%
General Electric Co. Series MTN, 3 Month USD LIBOR + 0.71% 2.40%, 4/2/2018 (a)	200,000	200,280
Siemens Financieringsmaatschappij NV 3 Month USD LIBOR + 0.32% 1.88%, 9/13/2019 (a) (b)	500,000	501,735

		702,015

OIL & GAS — 6.9%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.43%, 1.84%, 2/13/2018 (a)	250,000	250,048
3 Month USD LIBOR + 0.65%, 2.26%, 9/19/2022 (a)	250,000	251,590
ConocoPhillips Co.:
3 Month USD LIBOR + 0.33%, 1.75%, 5/15/2018 (a)	100,000	100,026
3 Month USD LIBOR + 0.90%, 2.32%, 5/15/2022 (a)	250,000	254,737
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 1.90%, 9/12/2019 (a)	300,000	301,356
3 Month USD LIBOR + 0.58%, 1.99%, 11/10/2018 (a)	250,000	251,075
Statoil ASA 3 Month USD LIBOR + 0.46% 1.86%, 11/8/2018 (a)	250,000	250,707

		1,659,539

PHARMACEUTICALS — 1.0%
Pfizer, Inc. 3 Month USD LIBOR + 0.30% 1.89%, 6/15/2018 (a)	250,000	250,225

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 3.5%
Home Depot, Inc. 3 Month USD LIBOR + 0.15% 1.64%, 6/5/2020 (a)	$350,000	$350,602
Lowe’s Cos., Inc.:
3 Month USD LIBOR + 0.42%, 1.96%, 9/10/2019 (a)	250,000	251,327
3 Month USD LIBOR + 0.60%, 2.17%, 9/14/2018 (a)	250,000	250,915

		852,844

SEMICONDUCTORS — 1.3%
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.27%, 1.71%, 5/18/2018 (a)	150,000	150,021
3 Month USD LIBOR + 0.36%, 1.80%, 5/20/2019 (a)	150,000	150,273

		300,294

SOFTWARE — 1.0%
Oracle Corp. 3 Month USD LIBOR + 0.51% 1.86%, 10/8/2019 (a)	250,000	251,795

TELECOMMUNICATIONS — 1.9%
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 1.90%, 6/15/2018 (a)	150,000	150,150
3 Month USD LIBOR + 0.34%, 1.97%, 9/20/2019 (a)	310,000	311,404

		461,554

TRANSPORTATION — 0.8%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45% 2.14%, 4/1/2023 (a)	200,000	200,546

TOTAL CORPORATE BONDS & NOTES (Cost $16,285,978)		16,320,532

FOREIGN GOVERNMENT OBLIGATIONS — 1.0%
CANADA — 1.0%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 1.77%, 9/21/2020 (a) (Cost $250,000)	250,000	250,060

U.S. TREASURY OBLIGATIONS — 14.4%
Treasury Notes:
0.63%, 6/30/2018	600,000	597,388
0.88%, 3/31/2018	650,000	649,162
1.00%, 11/30/2018	1,200,000	1,191,549
1.25%, 6/30/2019	550,000	545,125
1.38%, 9/30/2019	500,000	495,693

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,490,889)		3,478,917

	Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (c) (d) (Cost $453,598)	453,598	453,598

TOTAL INVESTMENTS — 101.0% (Cost $24,360,680)		24,380,678
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(245,932)

NET ASSETS — 100.0%		$24,134,746

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.9% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2017.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Auto Manufacturers	$—	$2,554,805	$—	$2,554,805
Diversified Financial Services	—	351,586	—	351,586
Beverages	—	452,098	—	452,098
IT Services	—	705,848	—	705,848
Banks	—	5,188,147	—	5,188,147

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Oil & Gas	$—	$1,659,539	$—	$1,659,539
Machinery, Construction & Mining	—	550,705	—	550,705
Telecommunications	—	461,554	—	461,554
Machinery-Diversified	—	201,002	—	201,002
Miscellaneous Manufacturer	—	702,015	—	702,015
Retail	—	852,844	—	852,844
Electronics	—	235,705	—	235,705
Media	—	650,906	—	650,906
Software	—	251,795	—	251,795
Pharmaceuticals	—	250,225	—	250,225
Semiconductors	—	300,294	—	300,294
Transportation	—	200,546	—	200,546
Aerospace & Defense	—	250,858	—	250,858
Biotechnology	—	500,060	—	500,060
Asset-Backed Securities
Automobile	—	1,167,908	—	1,167,908
Credit Card	—	2,709,663	—	2,709,663
U.S. Treasury Obligations	—	3,478,917	—	3,478,917
Foreign Government Obligations	—	250,060	—	250,060
Short-Term Investments	453,598	—	—	453,598

TOTAL INVESTMENTS	$453,598	$23,927,080	$—	$24,380,678

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	133,860	$133,860	$6,046,228	$5,726,490	$—	$—	453,598	$453,598	$1,833

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street DoubleLine Total Return Tactical Portfolio. The schedule of investments for the State Street DoubleLine Total Return Tactical Portfolio follows.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 3.0%
Aegis Asset Backed Securities Trust 2006-1 Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 1.50% 1/25/2037 (a)	$32,425,334	$25,985,264
Ajax Mortgage Loan Trust:
Series 2016-B, Class A, 4.00%, 9/25/2065 (b) (c)	8,283,050	8,271,894
Series 2017-C, Class A, 3.75%, 7/25/2060 (b) (c)	7,940,486	7,911,449
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month LIBOR + 2.35%, 3.83% 12/17/2033 (a) (b)	4,000,000	4,049,073
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43% 6/15/2021 (b)	3,500,000	3,500,587
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50% 11/25/2037	3,028,726	2,174,390
Navient Student Loan Trust Series 2017-1A, Class A2, 1 Month USD LIBOR + 0.75%, 2.30% 7/26/2066 (a) (b)	13,500,000	13,645,651
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19% 3/18/2026 (b)	24,000,000	24,122,697
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month LIBOR + 2.50%, 3.96% 1/17/2034 (a) (b)	1,000,000	1,015,077
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 1.72% 12/25/2036 (a)	2,851,282	2,756,107
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00% 10/25/2053 (b)	2,214,348	2,225,575
US Residential Opportunity Fund IV Trust Series 2017-1III, Class A, 3.35% 11/27/2037 (b) (c)	9,000,000	8,975,119
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30% 11/15/2019 (b)	2,500,000	2,501,784

TOTAL ASSET-BACKED SECURITIES (Cost $106,659,701)		107,134,667

CORPORATE BONDS & NOTES — 13.7%
AUSTRALIA — 0.2%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (b)	2,895,000	2,903,317
FMG Resources August 2006 Pty, Ltd. 4.75%, 5/15/2022 (b)	1,275,000	1,289,344
Macquarie Group, Ltd. 3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	3,600,000	3,574,944

		7,767,605

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,305,000	3,324,367

BRAZIL — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (b)	1,769,000	1,797,746
7.25%, 6/1/2021 (b)	100,000	101,625
MARB BondCo PLC 7.00%, 3/15/2024 (b)	600,000	602,250
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (b)	1,000,000	1,042,500

		3,544,121

CANADA — 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (b)	1,885,000	1,880,288
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,855,000	3,834,915
Fortis, Inc. Series WI, 2.10%, 10/4/2021	1,605,000	1,565,139
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	3,605,000	3,599,448

		10,879,790

CAYMAN ISLANDS — 0.1%
Cosan Overseas, Ltd. 8.25%, 11/29/2049	4,314,000	4,416,026
Industrial Senior Trust Series REGS, 5.50%, 11/1/2022	500,000	510,000

		4,926,026

CHILE — 0.8%
Banco de Credito e Inversiones Series REGS, 4.00%, 2/11/2023	2,000,000	2,082,771
Banco del Estado de Chile:
Series REGS, 3.88%, 2/8/2022	1,500,000	1,562,777
Series REGS, 4.13%, 10/7/2020	1,900,000	1,981,292
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	434,000	451,053
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	1,400,000	1,481,190
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	4,900,000	5,391,916
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	1,270,630	1,305,001
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,130,000	2,229,753
Itau CorpBanca Series REGS, 3.88%, 9/22/2019	7,214,000	7,355,462
SACI Falabella 3.75%, 4/30/2023	3,600,000	3,686,702
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	990,000

		28,517,917

CHINA — 0.7%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	200,000	199,566
3.13%, 11/28/2021	560,000	568,876
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	700,000	727,550

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
CNOOC Finance 2012, Ltd. Series REGS, 3.88%, 5/2/2022	$1,100,000	$1,133,838
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	5,700,000	5,758,881
CNPC General Capital, Ltd.:
Series REGS, 3.40%, 4/16/2023	3,000,000	3,029,807
Series REGS, 3.95%, 4/19/2022	500,000	518,325
CNPC HK Overseas Capital, Ltd. Series REGS, 4.50%, 4/28/2021	3,700,000	3,886,691
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	2,000,000	1,993,234
Series REGS, 2.75%, 9/29/2026	4,300,000	4,080,520
Sinopec Group Overseas Development 2017, Ltd.:
2.25%, 9/13/2020 (b)	800,000	789,434
3.63%, 4/12/2027 (b)	700,000	704,193

		23,390,915

COLOMBIA — 0.0% (d)
Bancolombia SA 6.13%, 7/26/2020	400,000	427,000

COSTA RICA — 0.1%
Banco Nacional de Costa Rica:
Series REGS, 5.88%, 4/25/2021 (b)	1,700,000	1,770,125
Series REGS, 5.88%, 4/25/2021	1,290,000	1,343,213

		3,113,338

DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (b)	2,200,000	2,381,500
Banco de Reservas de la Republica Dominicana:
Series REGS, 7.00%, 2/1/2023 (b)	1,200,000	1,265,058
Series REGS, 7.00%, 2/1/2023	2,750,000	2,899,091

		6,545,649

HONG KONG — 0.2%
CK Hutchison International 17, Ltd.:
2.25%, 9/29/2020 (b)	400,000	396,108
2.75%, 3/29/2023 (b)	1,000,000	980,930
3.50%, 4/5/2027 (b)	2,600,000	2,598,140
Series REGS, 2.88%, 4/5/2022	900,000	896,682
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	2,600,000	2,628,154

		7,500,014

INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd.:
3.50%, 7/29/2020	700,000	707,221
Series REGS, 3.95%, 1/19/2022	2,500,000	2,549,472
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,160,940
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	3,400,000	3,603,282
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	4,070,063
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	4,021,692
Export-Import Bank of India Series EMTN, 3.13%, 7/20/2021	2,150,000	2,159,327
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,170,394
5.75%, 8/1/2023	4,900,000	5,458,316
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	6,500,000	6,467,565
Reliance Holding USA, Inc. Series REGS, 4.50%, 10/19/2020	1,650,000	1,725,105

		34,093,377

ISRAEL — 0.0% (d)
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (b)	1,600,000	1,602,528
5.41%, 12/30/2025 (b)	140,000	140,921

		1,743,449

JAMAICA — 0.1%
Digicel Group, Ltd.:
Series REGS, 7.13%, 4/1/2022	3,300,000	3,056,625
Series REGS, 8.25%, 9/30/2020	1,000,000	983,790

		4,040,415

JAPAN — 0.1%
Sumitomo Mitsui Financial Group, Inc. 2.85%, 1/11/2022	2,785,000	2,787,590

MALAYSIA — 0.7%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	6,200,000	6,276,458
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	5,127,635
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	7,700,000	7,862,193
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	5,300,000	5,435,240
Petronas Global Sukuk, Ltd. Series REGS, 2.71%, 3/18/2020	1,900,000	1,901,486

		26,603,012

MEXICO — 0.3%
America Movil SAB de CV:
3.13%, 7/16/2022	1,000,000	1,012,930
5.00%, 3/30/2020	885,000	933,206
Banco Santander Mexico SA Series REGS, 5 Year CMT + 4.58%, 5.95%, 1/30/2024 (a)	3,500,000	3,640,000
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	650,000	679,003
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	2,314,000	2,292,225
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	1,880,000
Sixsigma Networks Mexico SA de CV Series REGS, 8.25%, 11/7/2021	200,000	211,500

		10,648,864

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
NETHERLANDS — 0.0% (d)
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	$150,000	$133,500

NEW ZEALAND — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (b)	1,900,000	1,966,500

PANAMA — 0.2%
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	7,521,000	7,774,458

PERU — 0.2%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	2,300,000	2,449,500
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (a)	500,000	549,000
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	1,000,000	1,078,750
Corp. Financiera de Desarrollo SA Series REGS, 3.25%, 7/15/2019	1,000,000	1,007,500
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	2,500,000	2,585,000

		7,669,750

PHILIPPINES — 0.2%
BDO Unibank, Inc.:
2.95%, 3/6/2023	6,200,000	6,078,858
Series MTN, 2.63%, 10/24/2021	1,450,000	1,435,596

		7,514,454

QATAR — 0.0% (d)
Ooredoo International Finance, Ltd. Series REGS, 3.88%, 1/31/2028	1,800,000	1,788,084

SINGAPORE — 0.9%
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.62%, 1.99%, 7/25/2022 (a) (b)	5,100,000	5,127,314
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,294,193
Series REGS, 3 Month USD LIBOR + 0.62%, 1.99%, 7/25/2022 (a)	1,200,000	1,206,427
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	700,000	691,847
Oversea-Chinese Banking Corp., Ltd. Series REGS, USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (a)	5,000,000	5,087,463
SingTel Group Treasury Pte, Ltd. Series EMTN, 4.50%, 9/8/2021	1,300,000	1,380,857
SP PowerAssets, Ltd. 2.70%, 9/14/2022	500,000	497,941
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	7,650,000	7,552,856
United Overseas Bank, Ltd.:
USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	4,500,000	4,529,385
Series EMTN, USD 5 Year Swap Rate + 2.00%, 3.75%, 9/19/2024 (a)	3,100,000	3,136,595

		30,504,878

UNITED ARAB EMIRATES — 0.0% (d)
DAE Funding LLC 4.50%, 8/1/2022 (b)	1,150,000	1,129,875

UNITED KINGDOM — 0.3%
AstraZeneca PLC 2.38%, 6/12/2022	2,150,000	2,122,587
Reynolds American, Inc. 4.00%, 6/12/2022	3,440,000	3,594,490
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (a)	3,555,000	3,562,359

		9,279,436

UNITED STATES — 6.8%
AbbVie, Inc. 3.20%, 11/6/2022	1,650,000	1,675,394
Aircastle, Ltd. 5.00%, 4/1/2023	625,000	659,375
Allergan Funding SCS:
3.80%, 3/15/2025	1,115,000	1,134,791
3.85%, 6/15/2024	2,375,000	2,439,695
Altice US Finance I Corp. 5.38%, 7/15/2023 (b)	1,850,000	1,898,562
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,843,578
2.80%, 8/22/2024 (b)	1,985,000	1,979,402
3.80%, 12/5/2024	1,255,000	1,327,589
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,260,000	1,306,463
American Electric Power Co., Inc. 3.20%, 11/13/2027	300,000	298,194
American Express Co. 2.50%, 8/1/2022	3,670,000	3,625,556
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	3,026,044
AT&T, Inc. 3.80%, 3/1/2024	1,550,000	1,586,503
B&G Foods, Inc. 5.25%, 4/1/2025	1,840,000	1,866,450
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (a)	3,675,000	3,666,915
Becton Dickinson and Co. 2.89%, 6/6/2022	3,635,000	3,613,528
Boston Properties L.P. 3.65%, 2/1/2026	3,725,000	3,787,729
BWAY Holding Co. 5.50%, 4/15/2024 (b)	1,845,000	1,923,412
Calpine Corp. 5.75%, 1/15/2025	950,000	897,750
Cardinal Health, Inc. 3.41%, 6/15/2027	3,605,000	3,535,099
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,894,685
CBS Corp. 3.70%, 6/1/2028 (b)	190,000	186,783
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (b)	455,000	449,904
5.13%, 5/1/2023 (b)	325,000	331,500
Celgene Corp. 4.35%, 11/15/2047	3,700,000	3,853,883
Centene Corp. 4.75%, 1/15/2025	1,855,000	1,887,462
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,575,000	1,645,623
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (b)	935,000	952,531

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (b)	$1,179,000	$1,170,158
Cisco Systems, Inc. 2.50%, 9/20/2026	1,730,000	1,673,983
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (a)	3,565,000	3,611,702
Comcast Corp. 4.40%, 8/15/2035	3,563,000	3,899,525
CommScope, Inc. 5.00%, 6/15/2021 (b)	1,350,000	1,373,625
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (b)	1,920,000	1,936,800
CSC Holdings LLC 6.75%, 11/15/2021	276,000	296,010
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,230,000	2,268,066
Discover Financial Services 4.10%, 2/9/2027	1,930,000	1,977,536
Dollar Tree, Inc. 5.75%, 3/1/2023	1,034,000	1,081,823
Duke Energy Corp. 2.65%, 9/1/2026	3,810,000	3,651,009
eBay, Inc. 2.75%, 1/30/2023	1,985,000	1,966,559
Energy Transfer Equity L.P. 4.25%, 3/15/2023	1,800,000	1,782,000
Energy Transfer L.P.:
4.20%, 4/15/2027	280,000	279,250
4.75%, 1/15/2026	2,330,000	2,420,777
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,355,000	2,426,333
Envision Healthcare Corp. 6.25%, 12/1/2024 (b)	320,000	330,800
EQT Corp. 3.90%, 10/1/2027	3,685,000	3,672,471
Equinix, Inc. 5.38%, 4/1/2023	1,840,000	1,902,560
ESH Hospitality, Inc. 5.25%, 5/1/2025 (b)	2,010,000	2,030,100
Expedia, Inc. 3.80%, 2/15/2028	3,640,000	3,517,355
FedEx Corp. 4.75%, 11/15/2045	3,400,000	3,816,534
First Data Corp. 5.75%, 1/15/2024 (b)	1,325,000	1,373,031
General Motors Co. 3 Month USD LIBOR + 0.80%, 2.19%, 8/7/2020 (a)	820,000	824,910
General Motors Financial Co., Inc. 3.95%, 4/13/2024	3,265,000	3,361,383
Georgia-Pacific LLC 3.60%, 3/1/2025 (b)	3,288,000	3,379,154
Goldman Sachs Group, Inc. 3 Month USD LIBOR + 0.78%, 2.16%, 10/31/2022 (a)	3,710,000	3,714,820
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	1,345,000	1,398,800
Gray Television, Inc. 5.13%, 10/15/2024 (b)	1,915,000	1,910,212
HCA, Inc. 4.25%, 10/15/2019	2,165,000	2,197,475
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	1,800,000	1,820,250
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022	1,950,000	2,003,625
John Deere Capital Corp. Series MTN, 2.65%, 1/6/2022	795,000	800,708
JPMorgan Chase & Co. 2.25%, 1/23/2020	3,650,000	3,647,336
Kinder Morgan, Inc. 3.05%, 12/1/2019	1,995,000	2,012,476
Kraft Heinz Foods Co. 2.80%, 7/2/2020	3,590,000	3,609,961
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,271,000	3,333,051
Level 3 Financing, Inc. 5.38%, 8/15/2022	1,915,000	1,939,512
Level 3 Parent LLC 5.75%, 12/1/2022	1,301,000	1,304,643
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (b)	600,000	616,500
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (b)	1,700,000	1,799,875
Microsoft Corp. 2.40%, 2/6/2022	1,805,000	1,805,036
Morgan Stanley 2.75%, 5/19/2022	3,855,000	3,839,580
Mosaic Co. 4.05%, 11/15/2027	1,810,000	1,813,946
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	1,947,000	1,943,418
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	1,460,000	1,478,250
Navient Corp. 6.50%, 6/15/2022	1,310,000	1,372,225
NCL Corp., Ltd. 4.75%, 12/15/2021 (b)	1,810,000	1,871,087
New York Life Global Funding 2.30%, 6/10/2022 (b)	1,705,000	1,681,121
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (b)	900,000	927,000
NextEra Energy Operating Partners L.P. 4.25%, 9/15/2024 (b)	1,785,000	1,814,095
NGL Energy Partners L.P./NGL Energy Finance Corp. 6.13%, 3/1/2025	1,665,000	1,621,294
NRG Energy, Inc. 6.25%, 7/15/2022	825,000	858,000
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (b)	3,220,000	3,398,253
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	760,000	779,000
Packaging Corp. of America 3.40%, 12/15/2027	905,000	909,344
Peabody Energy Corp. 6.00%, 3/31/2022 (b)	2,253,000	2,343,120
Penske Automotive Group, Inc. 3.75%, 8/15/2020	1,790,000	1,823,562
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (b)	675,000	701,634
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (b)	925,000	956,265
Post Holdings, Inc. 5.50%, 3/1/2025 (b)	1,800,000	1,860,750
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (b)	1,245,000	1,378,838
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	3,480,000	3,616,312

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Quintiles IMS, Inc. 4.88%, 5/15/2023 (b)	$2,200,000	$2,279,750
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	5,350,000	5,810,732
Republic Services, Inc. 3.38%, 11/15/2027	1,815,000	1,831,063
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	2,500,000	2,672,700
Santander Holdings USA, Inc. 3.40%, 1/18/2023 (b)	1,850,000	1,845,375
SBA Communications Corp. 4.00%, 10/1/2022 (b)	1,895,000	1,899,737
Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	1,160,000	1,222,350
Select Medical Corp. 6.38%, 6/1/2021	1,350,000	1,383,750
Simon Property Group L.P. 2.75%, 6/1/2023	1,760,000	1,757,096
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (b)	785,000	790,809
5.38%, 7/15/2026 (b)	625,000	646,484
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (b)	2,265,000	2,296,144
Smithfield Foods, Inc. 4.25%, 2/1/2027 (b)	1,620,000	1,662,435
Southern Co.:
1.85%, 7/1/2019	1,320,000	1,311,328
2.45%, 9/1/2018	2,405,000	2,411,992
Spectrum Brands, Inc. 6.63%, 11/15/2022	1,197,000	1,241,139
Starwood Property Trust, Inc. 4.75%, 3/15/2025 (b)	1,915,000	1,900,637
Sysco Corp. 3.25%, 7/15/2027	1,820,000	1,820,673
Tempur Sealy International, Inc. 5.63%, 10/15/2023	925,000	962,000
TerraForm Power Operating LLC 4.25%, 1/31/2023 (b)	1,890,000	1,871,100
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (b)	846,000	887,243
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (b)	375,000	390,000
Tribune Media Co. 5.88%, 7/15/2022	1,045,000	1,073,738
United Continental Holdings, Inc. 4.25%, 10/1/2022	1,905,000	1,914,525
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022 (b)	1,260,000	1,326,150
Valero Energy Corp. 6.63%, 6/15/2037	1,025,000	1,358,125
Verizon Communications, Inc. 3.50%, 11/1/2024	1,510,000	1,536,410
VMware, Inc. 2.95%, 8/21/2022	3,870,000	3,860,944
Waste Management, Inc. 3.13%, 3/1/2025	3,547,000	3,575,412
WellCare Health Plans, Inc. 5.25%, 4/1/2025	1,375,000	1,454,063
Wells Fargo & Co.:
3.07%, 1/24/2023	1,810,000	1,826,091
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (a)	1,785,000	1,818,504
Whiting Petroleum Corp. 5.00%, 3/15/2019	945,000	969,098
Williams Partners L.P. 3.75%, 6/15/2027	1,710,000	1,713,181

		242,540,006

TOTAL CORPORATE BONDS & NOTES (Cost $487,218,764)		490,154,390

FOREIGN GOVERNMENT OBLIGATIONS — 2.4%
CHILE — 0.3%
Chile Government International Bond:
2.25%, 10/30/2022	700,000	690,361
3.13%, 3/27/2025	2,200,000	2,243,142
3.13%, 1/21/2026	8,300,000	8,434,875

		11,368,378

COSTA RICA — 0.1%
Costa Rica Government International Bond 10.00%, 8/1/2020	2,905,000	3,340,750

INDIA — 0.1%
Export-Import Bank of India:
3 Month USD LIBOR + 1.00%, 2.44%, 8/21/2022 (a)	1,300,000	1,305,434
Series EMTN, 2.75%, 4/1/2020	200,000	199,684
Series EMTN, 4.00%, 1/14/2023	2,050,000	2,122,816

		3,627,934

INDONESIA — 0.3%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	2,300,000	2,452,959
Perusahaan Penerbit SBSN Indonesia III:
Series 144A, 4.15%, 3/29/2027 (b)	4,500,000	4,646,700
Series REGS, 4.15%, 3/29/2027	2,000,000	2,065,200

		9,164,859

ISRAEL — 0.3%
Israel Government International Bond:
2.88%, 3/16/2026	3,900,000	3,894,072
3.15%, 6/30/2023	1,500,000	1,533,480
4.00%, 6/30/2022	3,400,000	3,604,748

		9,032,300

MALAYSIA — 0.2%
Malaysia Sovereign Sukuk Bhd:
3.04%, 4/22/2025	2,900,000	2,908,700
Series REGS, 3.18%, 4/27/2026	2,250,000	2,266,650
Wakala Global Sukuk Bhd 4.65%, 7/6/2021	1,000,000	1,066,300

		6,241,650

MEXICO — 0.3%
Mexico Government International Bond:
4.00%, 10/2/2023	2,500,000	2,619,700
4.13%, 1/21/2026	5,200,000	5,432,440
4.15%, 3/28/2027	3,500,000	3,636,150

		11,688,290

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
PANAMA — 0.3%
Panama Government International Bond:
3.88%, 3/17/2028	$2,800,000	$2,928,492
4.00%, 9/22/2024	5,600,000	5,954,648

		8,883,140

PERU — 0.2%
Banco de Credito del Peru Series REGS, 2.25%, 10/25/2019	5,200,000	5,200,000
Fondo MIVIVIENDA SA:
Series 144A, 3.50%, 1/31/2023 (b)	800,000	803,120
Series REGS, 3.50%, 1/31/2023	1,800,000	1,807,020

		7,810,140

PHILIPPINES — 0.3%
Philippine Government International Bond:
3.70%, 2/2/2042	3,000,000	2,985,960
4.20%, 1/21/2024	7,900,000	8,583,430

		11,569,390

POLAND — 0.0% (d)
Poland Government International Bond 5.13%, 4/21/2021	1,100,000	1,191,388

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $83,401,777)		83,918,219

SENIOR FLOATING RATE LOANS — 6.5% (e)
AEROSPACE & DEFENSE — 0.0% (d)
TransDigm, Inc.:
Senior Secured Extended Term Loan F 4.36%, 6/9/2023	573,563	575,074
Senior Secured Term Loan G 4.67%, 8/22/2024	1,308,425	1,316,151

		1,891,225

AUTO COMPONENTS — 0.1%
CH Hold Corp. Senior Secured 1st Lien Term Loan 4.57%, 2/1/2024	108,160	108,972
Federal-Mogul Holdings Corp. Senior Secured Term Loan C 5.25%, 4/15/2021	3,230,084	3,258,557

		3,367,529

CAPITAL MARKETS — 0.1%
Duff & Phelps Corp. Senior Secured Term Loan B Zero Coupon, 11/29/2024	2,545,000	2,553,589

CHEMICALS — 0.1%
Kraton Polymers LLC Senior Secured Term Loan 4.57%, 1/6/2022	2,128,544	2,153,703

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Asurion LLC Senior Secured Term Loan B5 4.57%, 11/3/2023	4,655,166	4,683,191
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan 4.32%, 5/2/2022	4,532,237	4,570,965
West Corp. Senior Secured Term Loan 5.35%, 10/10/2024	1,450,000	1,455,735

		10,709,891

COMMUNICATIONS EQUIPMENT — 0.2%
Avaya, Inc. Senior Secured Exit Term Loan B 6.23%, 12/15/2024	4,200,000	4,140,948
Digicel International Finance, Ltd. Senior Secured Term Loan B 5.31%, 5/28/2024	2,319,188	2,332,233
Riverbed Technology, Inc. Senior Secured Term Loan 4.82%, 4/24/2022	230,000	226,902

		6,700,083

CONSTRUCTION & ENGINEERING — 0.1%
Brand Energy & Infrastructure Services, Inc. Senior Secured Term Loan 5.62%, 6/21/2024	4,263,575	4,285,703

CONSTRUCTION MATERIALS — 0.1%
Traverse Midstream Partners LLC Senior Secured Term Loan 5.85%, 9/27/2024	2,310,000	2,343,784

CONTAINERS & PACKAGING — 0.2%
Berry Plastics Group, Inc. Senior Secured Term Loan M 3.77%, 10/1/2022	3,498,627	3,516,785
BWAY Holding Company Senior Secured Term Loan B 4.60%, 4/3/2024	547,250	550,230
Reynolds Group Holdings, Inc. Senior Secured Term Loan 4.32%, 2/5/2023	4,053,648	4,077,361

		8,144,376

DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc. Senior Secured Term Loan 5.82%, 9/1/2021	465,104	469,101

DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
AlixPartners LLP Senior Secured Term Loan B 4.44%, 4/4/2024	1,994,925	2,008,101

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
CenturyLink Escrow LLC Senior Secured Term Loan B 4.32%, 1/31/2025	3,440,000	3,323,900
Intelsat Jackson Holdings S.A. Senior Secured Term Loan B3 5.21%, 11/27/2023	4,700,000	4,611,875
Telesat Canada Senior Secured Term Loan B4 4.70%, 11/17/2023	3,961,336	3,984,233

		11,920,008

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC UTILITIES — 0.1%
EFS Cogen Holdings I LLC Senior Secured Term Loan B 4.95%, 6/28/2023	$3,823,357	$3,865,337

ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured Repriced Term Loan B 4.69%, 4/1/2024	2,133,902	2,148,722

ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured Term Loan B 5.38%, 10/31/2024	2,330,000	2,360,873

FINANCIAL SERVICES — 0.0% (d)
GTCR Valor Companies, Inc. Senior Secured Term Loan B1 5.94%, 6/16/2023	1,586,025	1,607,175

FOOD & STAPLES RETAILING — 0.2%
Albertsons LLC Senior Secured Term Loan B4 4.32%, 8/25/2021	3,618,365	3,551,950
BJ’s Wholesale Club, Inc. Senior Secured 1st Lien Term Loan 4.95%, 2/3/2024	3,213,850	3,166,654

		6,718,604

FOOD PRODUCTS — 0.0% (d)
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan 5.34%, 7/3/2020	808,032	800,356

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Air Methods Corp. Senior Secured Term Loan B 5.19%, 4/21/2024	2,630,701	2,630,294
CHG Healthcare Services, Inc. Senior Secured 1st Lien Term Loan B 4.48%, 6/7/2023	2,626,419	2,650,635
Envision Healthcare Corp. Senior Secured Term Loan B 4.57%, 12/1/2023	3,088,472	3,100,687
HCA Inc. Senior Secured Term Loan B8 3.82%, 2/15/2024	495,009	498,682
Select Medical Corp. Senior Secured Term Loan B 4.85%, 3/1/2021	3,364,575	3,402,427
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan 4.32%, 2/6/2024	3,955,113	3,861,198
U.S. Renal Care, Inc. Senior Secured Term Loan B 5.94%, 12/31/2022	8,881	8,770

		16,152,693

HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare Holdings, Inc. Senior Secured Term Loan B 4.32%, 3/1/2024	4,064,288	4,076,237

HOTELS, RESTAURANTS & LEISURE — 1.0%
Caesars Resort Collection LLC Senior Secured 1st Lien Term Loan B 4.34%, 12/22/2024	3,770,000	3,791,546
CityCenter Holdings LLC Senior Secured Term Loan B 4.07%, 4/18/2024	4,648,482	4,674,932
ClubCorp Club Operations, Inc. Senior Secured Term Loan B 4.94%, 9/18/2024	3,339,304	3,357,303
Delta 2 (LUX) S.a.r.l. Senior Secured Term Loan B3 4.57%, 2/1/2024	4,335,000	4,364,803
Eldorado Resorts LLC Senior Secured Term Loan B 3.77%, 4/17/2024	1,412,031	1,414,897
Golden Nugget, Inc. Senior Secured Incremental Term Loan 4.77%, 10/4/2023	587,026	592,274
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1 4.82%, 7/31/2024	2,495,000	2,517,617
LTF Merger Sub, Inc. Senior Secured Term Loan B 4.23%, 6/10/2022	4,066,169	4,085,666
MGM Growth Properties Operating Partnership LP Senior Secured Term Loan B 3.82%, 4/25/2023	3,909,401	3,929,632
Mohegan Tribal Gaming Authority Senior Secured Term Loan B 5.62%, 10/13/2023	143,799	145,305
Scientific Games International, Inc. Senior Secured Term Loan B4 4.70%, 8/14/2024	4,374,038	4,414,738
Travel Leaders Group LLC Senior Secured 1st Lien Term Loan 5.92%, 1/25/2024	948,757	963,586

		34,252,299

HOUSEHOLD PRODUCTS — 0.0% (d)
KIK Custom Products, Inc. Senior Secured Term Loan B 6.17%, 8/26/2022	1,040,682	1,049,007

INSURANCE — 0.2%
Acrisure LLC Senior Secured Term Loan B 5.65%, 11/22/2023	2,035,474	2,058,627
AssuredPartners, Inc. Senior Secured 1st Lien Add-On Term Loan 5.07%, 10/22/2024	4,673,288	4,709,319
York Risk Services Holding Corp. Senior Secured Term Loan B 5.32%, 10/1/2021	1,007,148	988,515

		7,756,461

INTERNET SOFTWARE & SERVICES — 0.0% (d)
SkillSoft Corp. Senior Secured 1st Lien Term Loan 6.32%, 4/28/2021	306,701	296,131

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.3%
Optiv Security, Inc. Senior Secured 1st Lien Term Loan 4.63%, 2/1/2024	$1,625,679	$1,522,042
Peak 10, Inc. Senior Secured 1st Lien Term Loan 5.19%, 8/1/2024	4,339,125	4,343,876
TKC Holdings, Inc. Senior Secured 1st Lien Term Loan 5.67%, 2/1/2023	4,099,025	4,136,162

		10,002,080

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Jaguar Holding Co. II Senior Secured Term Loan 4.38%, 8/18/2022	3,909,347	3,919,784
Parexel International Corp. Senior Secured Term Loan B 4.57%, 9/27/2024	1,975,050	1,986,160

		5,905,944

MACHINERY — 0.0% (d)
Milacron LLC Senior Secured Amended Term Loan B 4.32%, 9/28/2023	346,500	347,295

MEDIA — 0.7%
CBS Radio, Inc. Senior Secured Term Loan B 4.17%, 11/17/2024	2,285,000	2,300,469
CSC Holdings LLC Senior Secured 1st Lien Term Loan 3.74%, 7/17/2025	3,932,013	3,922,478
Mission Broadcasting, Inc. Senior Secured Term Loan B2 3.86%, 1/17/2024	135,110	135,653
Nexstar Broadcasting, Inc. Senior Secured Term Loan B2 3.86%, 1/17/2024	1,070,258	1,074,555
Radiate Holdco LLC Senior Secured 1st Lien Term Loan Zero Coupon, 2/1/2024	3,935,000	3,911,469
Rentpath, Inc. Senior Secured Term Loan 6.32%, 12/17/2021	860,052	864,219
Sinclair Television Group, Inc. Senior Secured Term Loan B Zero Coupon, 5/10/2024	3,820,000	3,818,224
Tribune Media Co.:
Senior Secured Term Loan 4.57%, 12/27/2020	83,967	84,194
Senior Secured Term Loan C 4.57%, 1/27/2024	3,836,509	3,847,903
WMG Acquisition Corp. Senior Secured Term Loan E 3.64%, 11/1/2023	3,950,000	3,958,335

		23,917,499

PHARMACEUTICALS — 0.1%
Grifols Worldwide Operations USA, Inc. Senior Secured Acquisition Term Loan 3.74%, 1/31/2025	3,920,375	3,931,940

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P.:
Senior Secured 1st Lien Term Loan 4.07%, 3/24/2024	2,517,052	2,527,120
Senior Secured 2nd Lien Term Loan 7.57%, 3/24/2025	414,462	426,896

		2,954,016

SEMICONDUCTOR EQUIPMENT — 0.1%
Lumileds Holding B.V. Senior Secured Term Loan B 6.17%, 6/30/2024	2,736,250	2,757,907

SOFTWARE — 1.1%
Almonde, Inc. Senior Secured 1st Lien Term Loan 4.98%, 6/13/2024	3,930,150	3,945,556
Applied Systems, Inc. Senior Secured 1st Lien Term Loan 4.94%, 9/19/2024	4,548,600	4,602,615
Cengage Learning Acquisitions, Inc. Senior Secured Term Loan B 5.71%, 6/7/2023	4,675,000	4,475,658
Dell Inc. Senior Secured 1st Lien Term Loan 3.57%, 9/7/2023	3,729,882	3,732,437
Greeneden U.S. Holdings II LLC Senior Secured Term Loan B2 5.44%, 12/1/2023	2,189,499	2,204,552
Kronos, Inc. Senior Secured Term Loan B 4.90%, 11/1/2023	3,969,975	4,001,001
Quest Software US Holdings, Inc. Senior Secured Term Loan B 6.92%, 10/31/2022	4,350,127	4,427,407
RP Crown Parent LLC Senior Secured Term Loan B 4.57%, 10/12/2023	821,700	826,708
SolarWinds Holdings, Inc. Senior Secured Term Loan 5.07%, 2/5/2023	4,064,212	4,085,041
Solera Holdings, Inc. Senior Secured Term Loan B 4.82%, 3/3/2023	4,021,978	4,052,988
Sophia L.P. Senior Secured Term Loan B 4.94%, 9/30/2022	4,026,582	4,035,823

		40,389,786

SPECIALTY RETAIL — 0.1%
Jo-Ann Stores, Inc. Senior Secured Term Loan 6.55%, 10/20/2023	945,450	914,723
Staples, Inc. Senior Secured Term Loan B 5.49%, 9/12/2024	2,055,000	2,018,781

		2,933,504

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Univar, Inc. Senior Secured Term Loan B 4.07%, 7/1/2024	$2,254,374	$2,264,835

TOTAL SENIOR FLOATING RATE LOANS (Cost $232,736,994)		233,035,794

COMMERCIAL MORTGAGE BACKED SECURITIES — 6.7%
A10 Securitization LLC:
Series 2016-1, Class A1, 2.42%, 3/15/2035 (b)	390,611	391,144
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class E, 1 Month LIBOR + 3.05% 4.53%, 11/15/2019 (a) (b)	3,697,000	3,655,852
BAMLL Commercial Mortgage Securities Trust:
Series 2015-200P, Class XA, IO 0.38%, 4/14/2033 (a) (b)	30,000,000	775,758
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class C, 4.37%, 9/15/2048 (a)	945,000	967,530
BANK 2017-BNK4:
Series 2017-BNK4, Class XA, IO 1.46%, 5/15/2050 (a)	30,659,749	2,926,605
BANK 2017-BNK6:
Series 2017-BNK6, Class XA, IO 0.88%, 7/15/2060 (a)	55,525,028	3,401,380
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month LIBOR + 1.20% 2.68%, 8/15/2036 (a) (b)	863,000	861,160
Series 2017-DELC, Class D, 1 Month LIBOR + 1.70% 3.18%, 8/15/2036 (a) (b)	983,000	980,903
Series 2017-DELC, Class E, 1 Month LIBOR + 2.50% 3.98%, 8/15/2036 (a) (b)	2,060,000	2,055,601
Series 2017-DELC, Class F, 1 Month LIBOR + 3.50% 4.98%, 8/15/2036 (a) (b)	1,974,000	1,970,087
BBCMS Trust:
Series 2015-STP, Class D, 4.28%, 9/10/2028 (a) (b)	1,750,000	1,762,331
BX Trust 2017-APPL:
Series 2017-APPL, Class D, 1 Month LIBOR + 2.05% 3.53%, 7/15/2034 (a) (b)	1,344,000	1,346,944
Series 2017-APPL, Class E, 1 Month LIBOR + 3.15% 4.63%, 7/15/2034 (a) (b)	2,080,000	2,085,856
BX Trust 2017-SLCT:
Series 2017-IMC, Class D, 1 Month USD LIBOR + 2.25% 3.50%, 10/15/2032 (a) (b)	1,412,000	1,413,768
Series 2017-IMC, Class E, 1 Month USD LIBOR + 3.25% 4.50%, 10/15/2032 (a) (b)	2,277,000	2,279,850
Series 2017-SLCT, Class D, 1 Month LIBOR + 2.05% 3.53%, 7/15/2034 (a) (b)	1,291,000	1,292,216

Series 2017-SLCT, Class E, 1 Month LIBOR + 3.15% 4.63%, 7/15/2034 (a) (b)	2,124,000	2,133,297
CD Mortgage Trust:
Series 2017-CD4, Class XA, IO 1.33%, 5/10/2050 (a)	16,983,096	1,529,430
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO 1.07%, 1/10/2048 (a)	24,764,874	1,650,824
Series 2016-C4, Class XA, IO 1.75%, 5/10/2058 (a)	19,644,325	2,088,809
Series 2017-C8, Class XA, IO 1.67%, 6/15/2050 (a)	28,291,444	3,141,270
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month LIBOR + 3.00% 4.38%, 11/15/2036 (a) (b)	2,407,000	2,413,747
Series 2017-CSMO, Class F, 1 Month LIBOR + 3.74% 5.12%, 11/15/2036 (a) (b)	1,284,000	1,286,001
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class AM, 6.19%, 12/10/2049 (a)	2,442,409	2,432,251
Series 2010-RR2, Class JA4B, 6.07%, 2/19/2051 (a) (b)	685,555	684,344
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (b)	943,700	799,412
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (a)	1,500,000	1,453,608
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (a)	1,500,000	1,515,752
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (a)	1,435,000	1,433,402
Series 2016-GC36, Class XA, IO 1.34%, 2/10/2049 (a)	21,961,509	1,755,300
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	1,994,100
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (a)	2,558,000	2,674,176
CLNS Trust:
Series 2017-IKPR, Class D, 1 Month LIBOR + 2.05% 3.48%, 6/11/2032 (a) (b)	3,338,000	3,341,128
Cold Storage Trust:
Series 2017-ICE3, Class A, 1 Month LIBOR + 1.00% 2.48%, 4/15/2036 (a) (b)	1,965,000	1,969,867
Series 2017-ICE3, Class C, 1 Month LIBOR + 1.35% 2.83%, 4/15/2036 (a) (b)	2,397,000	2,402,264
COMM 2017-PANW Mortgage Trust:
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,394,500
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,231,479

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO 1.29%, 10/10/2046 (a)	$32,886,759	$1,677,251
Series 2015-CR22, Class D, 4.12%, 3/10/2048 (a) (b)	1,500,000	1,256,959
Series 2015-CR22, Class XA, IO 0.99%, 3/10/2048 (a)	10,709,519	503,220
Series 2015-CR23, Class D, 4.25%, 5/10/2048 (a)	900,000	773,635
Series 2015-CR26, Class B, 4.49%, 10/10/2048 (a)	1,600,000	1,695,725
Series 2015-CR26, Class XA, IO 1.04%, 10/10/2048 (a)	22,554,056	1,303,182
Series 2015-DC1, Class D, 4.35%, 2/10/2048 (a) (b)	750,000	587,378
Series 2015-DC1, Class XA, IO 1.16%, 2/10/2048 (a)	9,077,856	494,717
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (b)	1,200,000	991,497
Series 2015-LC21, Class C, 4.31%, 7/10/2048 (a)	968,000	955,394
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (a)	2,235,000	2,307,180
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (a)	1,329,000	1,299,679
Series 2016-DC2, Class XA, IO 1.06%, 2/10/2049 (a)	19,740,440	1,238,766
Countrywide Commercial Mortgage Trust:
Series 2007-MF1, Class A, 6.29%, 11/12/2043 (a) (b)	33,602	33,537
Credit Suisse Commercial Mortgage Trust:
Series 2008-C1, Class AM, 6.33%, 2/15/2041 (a) (b)	1,498,084	1,497,042
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (a)	900,000	923,066
Series 2015-C4, Class XA, IO 0.93%, 11/15/2048 (a)	36,062,011	1,913,746
Series 2017-CX10, Class XA, IO 0.73%, 11/15/2050 (a)	65,181,452	3,633,820
GE Commercial Mortgage Corp. Trust:
Series 2007-C1, Class AM, 5.61%, 12/10/2049 (a)	2,109,000	2,134,678
Great Wolf Trust 2017-WOLF:
Series 2017-WOLF, Class D, 1 Month USD LIBOR + 2.10% 3.73%, 9/15/2034 (a) (b)	1,798,000	1,798,565
Series 2017-WOLF, Class E, 1 Month USD LIBOR + 3.10% 4.73%, 9/15/2034 (a) (b)	2,787,000	2,787,882
Series 2017-WOLF, Class F, 1 Month USD LIBOR + 4.07% 5.70%, 9/15/2034 (a) (b)	1,484,000	1,484,469
GS Mortgage Securities Corp. II:
Series 2013-GC10, Class XA, IO 1.56%, 2/10/2046 (a)	14,560,692	886,643
Series 2017-GS8, Class C, 4.34%, 11/10/2050 (a)	469,000	482,264
GS Mortgage Securities Trust:
Series 2013-GC14, Class A2, 3.00%, 8/10/2046	2,642,416	2,650,063
Series 2014-GC20, Class XA, IO 1.00%, 4/10/2047 (a)	47,908,831	2,363,127
Series 2014-GC24, Class XA, IO 0.83%, 9/10/2047 (a)	31,906,972	1,266,602
Series 2015-GC32, Class XA, IO 0.86%, 7/10/2048 (a)	26,185,054	1,207,259
Series 2015-GC34, Class XA, IO 1.36%, 10/10/2048 (a)	17,250,268	1,345,797
Series 2015-GS1, Class XA, IO 0.82%, 11/10/2048 (a)	26,879,894	1,390,887
Series 2016-GS3, Class XA, IO 1.28%, 10/10/2049 (a)	32,753,019	2,652,641
Series 2017-GS7, Class XA, IO 1.14%, 8/10/2050 (a)	40,870,906	3,425,652
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month LIBOR + 1.00% 2.48%, 6/15/2032 (a) (b)	815,000	818,079
Series 2017-FL10, Class C, 1 Month LIBOR + 1.25% 2.73%, 6/15/2032 (a) (b)	616,000	618,327
Series 2017-FL10, Class D, 1 Month LIBOR + 1.90% 3.38%, 6/15/2032 (a) (b)	1,994,000	1,992,349
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	723,380	723,950
Series 2007-C1, Class AM, 5.95%, 2/15/2051 (a)	1,403,227	1,400,852
Series 2007-LD11, Class AM, 6.01%, 6/15/2049 (a)	697,919	708,863
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (a)	962,183	964,793
Series 2008-C2, Class A4, 6.07%, 2/12/2051	432,936	432,361
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,820,292
Series 2015-JP1, Class XA, IO 1.14%, 1/15/2049 (a)	22,999,277	1,230,427
Series 2016-ASH, Class B, 1 Month LIBOR + 2.15% 3.63%, 10/15/2034 (a) (b)	2,044,000	2,048,475
Series 2016-ASH, Class C, 1 Month LIBOR + 2.75% 4.23%, 10/15/2034 (a) (b)	1,154,000	1,157,966
Series 2016-JP2, Class XA, IO 1.86%, 8/15/2049 (a)	19,966,020	2,422,028
Series 2016-WIKI, Class E, 4.01%, 10/5/2031 (a) (b)	3,160,000	3,115,535
Series 2016-WPT, Class E, 1 Month LIBOR + 5.00% 6.48%, 10/15/2033 (a) (b)	1,288,000	1,300,861

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-MAUI, Class C, 1 Month LIBOR + 1.25% 2.73%, 7/15/2034 (a) (b)	$865,000	$865,005
Series 2017-MAUI, Class D, 1 Month LIBOR + 1.95% 3.43%, 7/15/2034 (a) (b)	812,000	812,259
Series 2017-MAUI, Class E, 1 Month LIBOR + 2.95% 4.43%, 7/15/2034 (a) (b)	719,000	719,230
Series 2017-MAUI, Class F, 1 Month LIBOR + 3.75% 5.23%, 7/15/2034 (a) (b)	1,012,000	1,012,640
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO 0.97%, 11/15/2047 (a)	6,332,054	293,883
Series 2014-C26, Class C, 4.42%, 1/15/2048 (a)	1,500,000	1,515,057
Series 2015-C27, Class XA, IO 1.35%, 2/15/2048 (a)	7,770,865	468,782
Series 2015-C28, Class XA, IO 1.18%, 10/15/2048 (a)	11,792,159	613,515
Series 2015-C30, Class XA, IO 0.69%, 7/15/2048 (a)	30,504,282	966,205
Series 2015-C32, Class C, 4.67%, 11/15/2048 (a)	1,300,000	1,295,611
Series 2015-C33, Class C, 4.62%, 12/15/2048 (a)	1,739,000	1,820,687
Series 2016-C1, Class C, 4.75%, 3/15/2049 (a)	2,180,000	2,299,103
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C2, Class XA, IO 1.70%, 6/15/2049 (a)	21,941,757	2,013,951
LSTAR Commercial Mortgage Trust:
Series 2017-5, Class X, IO 1.23%, 3/10/2050 (a) (b)	53,888,523	2,682,156
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.59%, 5/12/2039 (a)	151,163	152,326
Series 2007-C1, Class AM, 5.81%, 6/12/2050 (a)	2,180,000	2,190,372
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO 0.87%, 10/15/2046 (a)	18,662,787	497,675
Series 2013-C7, Class XA, IO 1.39%, 2/15/2046 (a)	15,113,343	867,643
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	360,513
Series 2015-C20, Class C, 4.46%, 2/15/2048 (a)	500,000	494,481
Series 2015-C25, Class C, 4.53%, 10/15/2048 (a)	1,700,000	1,750,959
Series 2015-C27, Class C, 4.53%, 12/15/2047 (a)	1,219,000	1,176,019
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,306,745
Series 2016-C28, Class XA, IO 1.28%, 1/15/2049 (a)	24,092,012	1,805,277
Series 2016-C30, Class XA, IO 1.46%, 9/15/2049 (a)	28,582,941	2,671,608
Series 2016-C31, Class C, 4.32%, 11/15/2049 (a)	3,358,000	3,358,024
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,782,862
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO 0.96%, 12/15/2048 (a)	25,934,325	1,500,931
Series 2015-XLF1, Class D, 1 Month LIBOR + 3.00% 4.48%, 8/14/2031 (a) (b)	750,000	750,158
Series 2016-UB12, Class XA, IO 0.82%, 12/15/2049 (a)	57,600,060	2,867,751
PFP, Ltd.:
Series 2017-3, Class A, 1 Month LIBOR + 1.05% 2.48%, 1/14/2035 (a) (b)	1,413,367	1,415,134
Series 2017-3, Class AS, 1 Month LIBOR + 1.30% 2.73%, 1/14/2035 (a) (b)	1,253,000	1,258,675
Series 2017-3, Class B, 1 Month LIBOR + 1.75% 3.18%, 1/14/2035 (a) (b)	720,000	722,500
Series 2017-3, Class C, 1 Month LIBOR + 2.50% 3.93%, 1/14/2035 (a) (b)	752,000	755,357
RAIT Trust:
Series 2016-FL6, Class A, 1 Month LIBOR + 1.45% 2.91%, 11/13/2031 (a) (b)	201,294	202,134
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month LIBOR + 0.95% 2.43%, 6/15/2033 (a) (b)	1,686,000	1,661,513
Series 2017-ROSS, Class B, 1 Month LIBOR + 1.25% 2.73%, 6/15/2033 (a) (b)	1,686,000	1,663,656
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO 1.61%, 6/15/2050 (a)	28,434,122	3,172,045
Series 2017-C4, Class XA, IO 1.11%, 10/15/2050 (a)	44,536,719	3,596,750
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.00%, 6/15/2045 (a)	263,783	265,132
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (a)	699,854	703,826
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (a)	1,734,608	1,769,369
Series 2007-C33, Class AJ, 6.01%, 2/15/2051 (a)	4,866,000	4,947,262
Series 2007-C33, Class AM, 6.01%, 2/15/2051 (a)	808,996	807,842
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month LIBOR + 2.05% 3.53%, 6/15/2029 (a) (b)	1,536,000	1,538,371

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-BOCA, Class C, 1 Month LIBOR + 2.50% 3.98%, 6/15/2029 (a) (b)	$1,300,000	$1,302,007
Waterfall Commercial Mortgage Trust:
Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	8,985,205	8,891,632
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (b)	920,000	758,322
Series 2015-C26, Class D, 3.59%, 2/15/2048 (b)	900,000	707,020
Series 2015-C26, Class XA, IO 1.29%, 2/15/2048 (a)	8,925,840	601,054
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	708,045
Series 2015-C28, Class C, 4.13%, 5/15/2048 (a)	1,500,000	1,459,983
Series 2015-LC20, Class XA, IO 1.38%, 4/15/2050 (a)	7,822,722	518,833
Series 2015-NXS1, Class XA, 1.18%, 5/15/2048 (a)	9,767,868	555,844
Series 2015-NXS2, Class XA, IO 0.77%, 7/15/2058 (a)	29,444,805	1,130,056
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (a)	1,600,000	1,581,998
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,648,559
Series 2015-P2, Class XA, IO 1.02%, 12/15/2048 (a)	21,982,722	1,241,982
Series 2016-C32, Class C, 4.72%, 1/15/2059 (a)	1,581,000	1,511,756
Series 2016-C33, Class XA, IO 1.80%, 3/15/2059 (a)	15,414,311	1,554,990
Series 2016-LC24, Class XA, IO 1.73%, 10/15/2049 (a)	16,519,685	1,760,785
Series 2017-C38, Class XA, IO 1.09%, 7/15/2050 (a)	39,120,316	3,001,725
Series 2017-RC1, Class XA, IO 1.57%, 1/15/2060 (a)	25,611,189	2,589,511
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO 1.14%, 3/15/2047 (a)	10,075,806	479,884
Series 2014-C21, Class XA, IO 1.13%, 8/15/2047 (a)	19,230,960	979,123

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $251,640,465)		237,583,530

MORTGAGE-BACKED SECURITIES — 2.7%
A10 Securitization LLC:
Series 2016-1, Class 2A3, CMO 3.00%, 12/20/2030 (a) (b)	3,117,648	3,097,554
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO 5.50%, 1/25/2036	8,802,904	7,466,762
Series 2006-24CB, Class A9, CMO 6.00%, 6/25/2036	4,735,683	4,041,403
Series 2006-43CB, Class 1A12, CMO 5.75%, 2/25/2037	4,275,017	3,651,572
Banc of America Alternative Loan Trust:
Series 2005-9, Class 1CB2, CMO 5.50%, 10/25/2035	5,373,940	5,331,190
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO 5.83%, 10/25/2036 (c)	4,947,712	4,492,964
Series 2007-5, Class CA1, CMO 6.00%, 7/25/2037	6,625,427	5,863,022
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO 5.50%, 8/25/2035	1,439,661	1,332,478
Series 2007-12, Class A9, CMO 5.75%, 8/25/2037	4,782,969	4,361,601
Citigroup Mortgage Loan Trust:
Series 2007-AR5, Class 1A2A, CMO 3.50%, 4/25/2037 (a)	2,998,617	2,713,789
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO 5.75%, 12/25/2036	5,199,872	4,840,412
Series 2007-A1, Class 1A7, CMO 6.00%, 1/25/2037	8,907,722	8,322,909
CSMC MortgageBacked Trust:
Series 2006-7, Class 7A7, CMO 6.00%, 8/25/2036	2,947,979	2,855,398
RALI Trust:
Series 2004-QS7, Class A4, CMO 5.50%, 5/25/2034	1,495,359	1,527,609
Shellpoint Co-Originator Trust:
Series 2017-1, Class A4, CMO 3.50%, 4/25/2047 (a) (b)	19,397,818	19,596,006
Structured Adjustable Rate Mortgage Loan Trust:
Series 2006-8, Class 4A3, CMO 3.63%, 9/25/2036 (a)	1,383,673	1,260,120
VSD LLC:
3.60%, 12/25/2043	3,078,717	3,077,478
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO 5.50%, 10/25/2035	2,450,454	2,392,029
Series 2006-5, Class 3A2, CMO 6.00%, 7/25/2036 (c)	3,350,367	1,524,125
Wells Fargo Mortgage Backed Securities Trust:
Series 2007-AR4, Class A1, CMO 3.65%, 8/25/2037 (a)	6,928,462	6,758,559

TOTAL MORTGAGE-BACKED SECURITIES (Cost $92,569,251)		94,506,980

U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.3%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	18,350,584	18,468,394
3.00%, 1/1/2045	2,944,430	2,954,756
3.00%, 2/1/2045	2,083,020	2,086,582
3.00%, 3/1/2045	2,198,104	2,201,862

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2045	$44,746,859	$44,876,438
3.00%, 5/1/2045	7,730,834	7,744,053
3.00%, 7/1/2045	3,977,691	3,984,492
3.00%, 8/1/2045	20,923,145	20,958,921
3.00%, 10/1/2045	13,953,153	13,977,011
3.00%, 12/1/2045	26,824,519	26,870,387
3.00%, 1/1/2046	18,145,281	18,176,308
3.00%, 7/15/2046	25,000,000	25,076,173
3.00%, 9/1/2046	27,335,234	27,348,065
3.50%, 2/1/2045	4,041,964	4,161,532
3.50%, 4/1/2045	33,182,637	34,100,234
3.50%, 6/1/2045	14,816,980	15,226,713
3.50%, 10/1/2045	17,181,795	17,656,921
3.50%, 2/1/2046	17,948,145	18,440,627
3.50%, 5/1/2046	56,885,473	58,446,363
4.00%, 4/1/2047	45,824,960	48,011,343
4.00%, 7/1/2047	14,264,611	14,945,199
4.00%, 10/1/2047	28,632,077	29,998,160
4.50%, 6/1/2044	2,741,371	2,919,080
Series 326, Class 300, CMO 3.00%, 3/15/2044	39,323,318	38,777,409
Series 358, Class 300, CMO 3.00%, 10/15/2047	39,081,280	39,194,565
Series 3822, Class ZG, CMO, REMIC 4.00%, 2/15/2041	3,600,785	3,808,874
Series 3852, Class NS, CMO, IO, REMIC 1 Month LIBOR + 6.00% 4.52%, 5/15/2041 (a)	14,284,384	2,007,157
Series 3889, Class VZ, CMO, REMIC 4.00%, 7/15/2041	14,663,576	15,105,180
Series 3935, Class SJ, CMO, IO, REMIC 1 Month LIBOR + 6.65% 5.17%, 5/15/2041 (a)	3,325,845	335,063
Series 4120, Class KA, CMO, REMIC 1.75%, 10/15/2032	21,841,402	21,317,187
Series 4165, Class ZT, CMO, REMIC 3.00%, 2/15/2043	15,480,861	14,275,938
Series 4215, Class KC, CMO, REMIC 2.25%, 3/15/2038	16,027,110	16,010,735
Series 4364, Class ZX, CMO, REMIC 4.00%, 7/15/2044	39,018,063	41,189,941
Series 4434, Class LZ, CMO, REMIC 3.00%, 2/15/2045	3,265,805	3,033,936
Series 4444, Class CZ, CMO, REMIC 3.00%, 2/15/2045	11,974,617	11,339,671
Series 4447, Class A, CMO, REMIC 3.00%, 6/15/2041	2,189,001	2,208,289
Series 4447, Class Z, CMO, REMIC 3.00%, 3/15/2045	3,952,383	3,714,718
Series 4471, Class BA, CMO, REMIC 3.00%, 12/15/2041	7,283,270	7,254,952
Series 4471, Class GA, CMO, REMIC 3.00%, 2/15/2044	10,994,893	10,994,932
Series 4474, Class ZX, CMO, REMIC 4.00%, 4/15/2045	11,474,057	12,218,909
Series 4481, Class B, CMO, REMIC 3.00%, 12/15/2042	7,419,241	7,447,467
Series 4483, Class CA, CMO, REMIC 3.00%, 6/15/2044	13,814,151	13,845,924
Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	19,702,839	19,329,762
Series 4491, Class B, CMO, REMIC 3.00%, 8/15/2040	14,102,549	14,229,933
Series 4492, Class GZ, CMO, REMIC 3.50%, 7/15/2045	8,268,241	8,107,138
Series 4499, Class AB, CMO, REMIC 3.00%, 6/15/2042	14,834,018	14,923,469
Series 4504, Class CA, CMO, REMIC 3.00%, 4/15/2044	15,670,773	15,775,370
Series 4511, Class QA, CMO, REMIC 3.00%, 1/15/2041	13,398,573	13,444,014
Series 4511, Class QC, CMO, REMIC 3.00%, 12/15/2040	9,791,633	9,867,262
Series 4533, Class AB, CMO, REMIC 3.00%, 6/15/2044	10,706,803	10,650,320
Series 4543, Class HG, CMO, REMIC 2.70%, 4/15/2044	19,429,553	19,194,172
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	15,333,985	15,430,296
Series 4629, Class KA, CMO, REMIC 3.00%, 3/15/2045	46,199,717	46,130,935
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,267,762
Federal National Mortgage Association:
2.50%, 9/1/2046	5,569,592	5,360,480
3.00%, 4/1/2040	17,086,349	17,113,673
3.00%, 10/1/2041	35,550,665	35,564,249
3.00%, 3/1/2043	6,229,512	6,245,760
3.00%, 7/1/2043	9,689,495	9,645,876
3.00%, 1/1/2045	2,140,710	2,131,109
3.00%, 3/1/2045	3,026,514	3,031,354
3.00%, 4/1/2045	12,481,773	12,425,602
3.00%, 7/1/2045	39,097,225	39,199,299
3.50%, 9/1/2034	2,998,969	3,114,350
3.50%, 12/1/2034	2,715,023	2,819,480
3.50%, 2/1/2035	1,740,835	1,807,811
3.50%, 1/1/2045	14,759,464	15,193,516
3.50%, 2/1/2045	5,633,171	5,798,833
3.50%, 6/1/2045	14,666,402	15,070,046
4.50%, 3/1/2044	3,230,928	3,443,768
4.50%, 6/1/2044	1,683,343	1,794,235
4.50%, 7/1/2044	1,794,230	1,912,427
4.50%, 2/1/2045	2,220,663	2,366,951
Series 2010-109, Class N, CMO, REMIC 3.00%, 10/25/2040	3,556,156	3,582,160
Series 2011-51, Class CI, CMO, IO, REMIC 1 Month LIBOR + 6.00% 4.45%, 6/25/2041 (a)	9,607,770	1,242,499
Series 2012-101, Class AP, CMO, REMIC 2.00%, 8/25/2040	8,912,252	8,749,210
Series 2012-127, Class PA, CMO, REMIC 2.75%, 11/25/2042	4,495,954	4,463,205
Series 2012-151, Class SB, CMO, REMIC 1 Month LIBOR + 6.00% 3.96%, 1/25/2043 (a)	1,248,324	1,088,821

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-114, Class HZ, CMO, REMIC 3.00%, 11/25/2038	$16,169,772	$15,452,489
Series 2013-18, Class CD, CMO, REMIC 1.50%, 10/25/2027	6,834,712	6,633,160
Series 2013-30, Class PS, CMO, REMIC 1 Month LIBOR + 6.00% 3.96%, 4/25/2043 (a)	1,718,187	1,481,462
Series 2014-21, Class GZ, CMO, REMIC 3.00%, 4/25/2044	6,180,016	5,817,655
Series 2014-39, Class ZA, CMO, REMIC 3.00%, 7/25/2044	8,884,521	8,540,853
Series 2015-42, Class CA, CMO, REMIC 3.00%, 3/25/2044	8,611,737	8,692,108
Series 2015-9, Class HA, CMO, REMIC 3.00%, 1/25/2045	13,985,270	14,079,724
Series 2015-95, Class AP, CMO, REMIC 3.00%, 8/25/2042	17,221,758	17,422,417
Series 2016-21, Class BZ, CMO, REMIC 3.00%, 4/25/2046	4,564,402	4,192,834
Series 2016-32, Class LA, CMO, REMIC 3.00%, 10/25/2044	15,165,630	15,290,258
Series 2016-72, Class PA, CMO, REMIC 3.00%, 7/25/2046	22,961,993	22,919,405
Series 2016-81, Class PA, CMO, REMIC 3.00%, 2/25/2044	32,186,973	32,312,200
Series 2016-9, Class A, CMO, REMIC 3.00%, 9/25/2043	11,349,284	11,368,149
Series 2016-92, Class A, CMO, REMIC 3.00%, 4/25/2042	37,076,555	37,048,292
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,131,984
Series 2017-13, Class CA, CMO, REMIC 2.50%, 10/25/2043	33,654,993	33,259,405
Series 2017-15, Class MA, CMO, REMIC 3.00%, 2/25/2042	74,734,552	75,151,354
Series 2017-18, Class A, CMO, REMIC 3.00%, 8/25/2042	93,373,372	93,135,587
Series 2017-32, Class CA, CMO, REMIC 3.00%, 10/25/2042	45,308,874	45,496,892
Series 2017-87, Class BA, CMO, REMIC 3.00%, 12/25/2042	31,107,744	31,134,951
Series 2017-9, Class EA, CMO, REMIC 3.00%, 10/25/2042	77,846,584	78,348,671
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC 1 Month LIBOR + 6.05% 4.56%, 11/16/2043 (a)	3,222,724	426,876
Series 2013-34, Class PL, CMO, REMIC 3.00%, 3/20/2042	13,543,586	13,504,587
Series 2014-43, Class PS, CMO, IO, REMIC 1 Month LIBOR + 6.18% 4.68%, 7/20/2042 (a)	9,518,783	1,184,804

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,715,501,406)		1,690,251,725

U.S. TREASURY OBLIGATIONS — 14.8%,
Treasury Bonds:
3.00%, 11/15/2045	18,100,000	19,012,421
3.13%, 2/15/2043	30,290,000	32,548,728
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2022	27,588,416	27,401,918
Treasury Notes:
1.00%, 3/15/2018	72,030,000	71,988,944
1.50%, 5/31/2020	94,200,000	93,275,895
1.63%, 5/15/2026	79,620,000	75,006,023
1.75%, 3/31/2022	62,460,000	61,443,152
2.13%, 1/31/2021	90,300,000	90,617,860
2.13%, 2/29/2024	59,400,000	58,819,070

TOTAL U.S. TREASURY OBLIGATIONS (Cost $532,548,534)		530,114,011

	Shares
SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (f) (g) (Cost $95,761,169)	95,761,169	95,761,169

TOTAL INVESTMENTS — 99.8% (Cost $3,598,038,061)		3,562,460,485
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		8,319,605

NET ASSETS — 100.0%		$3,570,780,090

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.2% of net assets as of December 31, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of December 31, 2017. Maturity date shown is the final maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Rate shown is the discount rate at time of purchase.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2017.

CMO	= Collateralized Mortgage Obligation
CMT	= Constant Maturity Treasury
EMTN	= Euro Medium Term Note
GMTN	= Global Medium Term Note
IO	= Interest Only
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REMIC	= Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$107,134,667	$—	$107,134,667
Corporate Bonds & Notes
Australia	—	7,767,605	—	7,767,605
Belgium	—	3,324,368	—	3,324,368
Brazil	—	3,544,121	—	3,544,121
Canada	—	10,879,788	—	10,879,788
Cayman Islands	—	4,926,026	—	4,926,026
Chile	—	28,517,917	—	28,517,917
China	—	23,390,914	—	23,390,914
Colombia	—	427,000	—	427,000
Costa Rica	—	3,113,338	—	3,113,338
Dominican Republic	—	6,545,649	—	6,545,649
Hong Kong	—	7,500,013	—	7,500,013
India	—	34,093,378	—	34,093,378
Israel	—	1,743,449	—	1,743,449
Jamaica	—	4,040,415	—	4,040,415
Japan	—	2,787,590	—	2,787,590
Malaysia	—	26,603,012	—	26,603,012
Mexico	—	10,648,864	—	10,648,864
Netherlands	—	133,500	—	133,500
New Zealand	—	1,966,500	—	1,966,500
Panama.	—	7,774,458	—	7,774,458
Peru	—	7,669,750	—	7,669,750
Philippines	—	7,514,454	—	7,514,454
Qatar	—	1,788,084	—	1,788,084
Singapore	—	30,504,878	—	30,504,878
United Arab Emirates	—	1,129,875	—	1,129,875
United Kingdom	—	9,279,436	—	9,279,436
United States	—	242,540,008	—	242,540,008

Foreign Government Obligations
Chile	—	11,368,378	—	11,368,378
Costa Rica	—	3,340,750	—	3,340,750
India	—	3,627,934	—	3,627,934
Indonesia	—	9,164,859	—	9,164,859
Israel	—	9,032,300	—	9,032,300
Malaysia	—	6,241,650	—	6,241,650
Mexico	—	11,688,290	—	11,688,290
Panama.	—	8,883,140	—	8,883,140
Peru	—	7,810,140	—	7,810,140
Philippines	—	11,569,390	—	11,569,390
Poland	—	1,191,388	—	1,191,388

Senior Floating Rate Loans
Aerospace & Defense	—	1,891,225	—	1,891,225
Auto Components	—	3,367,529	—	3,367,529
Capital Markets	—	2,553,589	—	2,553,589
Chemicals	—	2,153,703	—	2,153,703
Commercial Services & Supplies	—	10,709,891	—	10,709,891
Communications Equipment	—	6,700,083	—	6,700,083
Construction & Engineering	—	4,285,703	—	4,285,703
Construction Materials	—	2,343,784	—	2,343,784
Containers & Packaging	—	8,144,376	—	8,144,376
Distributors	—	469,101	—	469,101

See accompanying notes to financial statements.

State Street Doubleline Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Financial Services	$—	$2,008,101	$ —	$2,008,101
Diversified Telecommunication Services	—	11,920,008	—	11,920,008
Electric Utilities	—	3,865,337	—	3,865,337
Electrical Equipment	—	2,148,722	—	2,148,722
Energy Equipment & Services	—	2,360,873	—	2,360,873
Financial Services	—	1,607,175	—	1,607,175
Food & Staples Retailing.	—	6,718,604	—	6,718,604
Food Products	—	800,356	—	800,356
Health Care Providers & Services	—	16,152,693	—	16,152,693
Health Care Technology	—	4,076,237	—	4,076,237
Hotels, Restaurants & Leisure	—	34,252,299	—	34,252,299
Household Products	—	1,049,007	—	1,049,007
Insurance	—	7,756,461	—	7,756,461
Internet Software & Services	—	296,131	—	296,131
IT Services	—	10,002,080	—	10,002,080
Life Sciences Tools & Services	—	5,905,944	—	5,905,944
Machinery	—	347,295	—	347,295
Media	—	23,917,499	—	23,917,499
Pharmaceuticals	—	3,931,940	—	3,931,940
Real Estate Investment Trusts (REITs)	—	2,954,016	—	2,954,016
Semiconductor Equipment	—	2,757,907	—	2,757,907
Software	—	40,389,786	—	40,389,786
Specialty Retail	—	2,933,504	—	2,933,504
Trading Companies & Distributors	—	2,264,835	—	2,264,835
Commercial Mortgage Backed Securities	—	233,927,678	—	237,583,530
Mortgage-Backed Securities	—	94,506,980	—	94,506,980
U.S. Government Agency Obligations	—	1,690,251,725	—	1,690,251,725
U.S. Treasury Obligations	—	530,114,011	—	530,114,011
Short-Term Investment	95,761,169	—	—	95,761,169

TOTAL INVESTMENTS	$95,761,169	$3,463,043,464	$—	$3,562,460,485

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,660,357	$119,660,357	$550,261,663	$574,160,851	$—	$—	95,761,169	$95,761,169	$1,068,155

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 4.2%
Boeing Co.	1,594	$470,087

BANKS — 7.9%
Citigroup, Inc.	6,195	460,970
JPMorgan Chase & Co.	4,067	434,925

		895,895

BIOTECHNOLOGY — 1.2%
Celgene Corp. (a)	1,261	131,598

CHEMICALS — 0.7%
LyondellBasell Industries NV Class A,	661	72,921

CONSUMER FINANCE — 1.2%
Discover Financial Services	1,821	140,071

ELECTRIC UTILITIES — 3.1%
Exelon Corp.	8,763	345,350

FOOD PRODUCTS — 4.7%
Archer-Daniels-Midland Co.	4,447	178,236
Tyson Foods, Inc. Class A,	4,286	347,466

		525,702

HEALTH CARE PROVIDERS & SERVICES — 6.8%
Express Scripts Holding Co. (a)	5,372	400,966
McKesson Corp.	1,012	157,821
Molina Healthcare, Inc. (a)	933	71,542
UnitedHealth Group, Inc.	636	140,213

		770,542

HOTELS, RESTAURANTS & LEISURE — 3.6%
Carnival Corp.	1,690	112,165
Royal Caribbean Cruises, Ltd.	2,503	298,558

		410,723

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co.	1,254	115,217

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.8%
AES Corp.	14,879	161,140
NRG Energy, Inc.	5,515	157,067

		318,207

INSURANCE — 7.9%
Hartford Financial Services Group, Inc.	5,054	284,439
MetLife, Inc.	4,728	239,048
Prudential Financial, Inc.	3,191	366,901

		890,388

INTERNET & CATALOG RETAIL — 3.1%
Amazon.com, Inc. (a)	142	166,065
Priceline Group, Inc. (a)	107	185,938

		352,003

INTERNET SOFTWARE & SERVICES — 6.1%
Alphabet, Inc. Class C, (a)	304	318,106
Facebook, Inc. Class A, (a)	2,076	366,331

		684,437

IT SERVICES — 5.3%
DXC Technology Co.	3,692	350,371
International Business Machines Corp.	1,590	243,938

		594,309

MACHINERY — 1.0%
Allison Transmission Holdings, Inc.	2,635	113,489

MEDIA — 3.0%
Comcast Corp. Class A,	8,411	336,861

OIL, GAS & CONSUMABLE FUELS — 5.4%
Exxon Mobil Corp.	2,632	220,141
Valero Energy Corp.	4,265	391,996

		612,137

PHARMACEUTICALS — 8.3%
Eli Lilly & Co.	3,338	281,927
Johnson & Johnson	2,916	407,424
Merck & Co., Inc.	4,433	249,445

		938,796

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.7%
SBA Communications Corp. REIT (a)	492	80,373

ROAD & RAIL — 3.7%
Union Pacific Corp.	3,154	422,951

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Intel Corp.	2,532	116,877

SOFTWARE — 7.4%
Adobe Systems, Inc. (a)	1,180	206,783
Electronic Arts, Inc. (a)	1,098	115,356
Oracle Corp.	3,704	175,125
Take-Two Interactive Software, Inc. (a)	3,130	343,612

		840,876

SPECIALTY RETAIL — 3.5%
Best Buy Co., Inc.	5,692	389,731

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	2,277	385,337

TOBACCO — 2.2%
Philip Morris International, Inc.	2,353	248,594

TOTAL COMMON STOCKS (Cost $10,501,982)		11,203,472

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $90,664)	90,664	90,664

TOTAL INVESTMENTS — 100.8% (Cost $10,592,646)		11,294,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		5,491

NET ASSETS — 100.0%		$11,299,627

(a)	Non-Income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.
(d)	Amount is less than 0.05% of net assets.

REIT – Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$470,087	$—	$—	$470,087
Banks	895,895	—	—	895,895
Biotechnology	131,598	—	—	131,598
Chemicals	72,921	—	—	72,921
Consumer Finance	140,071	—	—	140,071
Electric Utilities	345,350	—	—	345,350
Food Products	525,702	—	—	525,702
Health Care Providers & Services	770,542	—	—	770,542
Hotels, Restaurants & Leisure	410,723	—	—	410,723
Household Products	115,217	—	—	115,217
Independent Power Producers & Energy Traders	318,207	—	—	318,207
Insurance	890,388	—	—	890,388
Internet & Catalog Retail	352,003	—	—	352,003
Internet Software & Services	684,437	—	—	684,437
IT Services	594,309	—	—	594,309
Machinery	113,489	—	—	113,489
Media	336,861	—	—	336,861
Oil, Gas & Consumable Fuels	612,137	—	—	612,137
Pharmaceuticals	938,796	—	—	938,796
Real Estate Investment Trusts (REITs)	80,373	—	—	80,373
Road & Rail	422,951	—	—	422,951
Semiconductors & Semiconductor Equipment	116,877	—	—	116,877
Software	840,876	—	—	840,876
Specialty Retail	389,731	—	—	389,731
Technology Hardware, Storage & Peripherals	385,337	—	—	385,337
Tobacco	248,594	—	—	248,594
Short-Term Investments	90,664	—	—	90,664

TOTAL INVESTMENTS	$11,294,136	$—	$—	$11,294,136

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,055	$45,055	$186,830	$141,221	$—	$—	90,664	$90,664	$254

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 4.5%
Boeing Co.	10,292	$3,035,214

AUTO COMPONENTS — 2.8%
Lear Corp.	10,750	1,899,095

BEVERAGES — 0.2%
PepsiCo, Inc.	1,274	152,778

BIOTECHNOLOGY — 2.9%
Amgen, Inc.	6,405	1,113,830
Celgene Corp. (a)	4,165	434,659
Gilead Sciences, Inc.	5,950	426,258

		1,974,747

CHEMICALS — 1.7%
FMC Corp.	2,959	280,099
LyondellBasell Industries NV Class A,	7,747	854,649

		1,134,748

FOOD & STAPLES RETAILING — 0.3%
Costco Wholesale Corp.	946	176,070

FOOD PRODUCTS — 2.3%
Tyson Foods, Inc. Class A,	18,798	1,523,954

HEALTH CARE PROVIDERS & SERVICES — 9.9%
Centene Corp. (a)	4,152	418,853
Express Scripts Holding Co. (a)	3,856	287,812
Humana, Inc.	4,270	1,059,259
McKesson Corp.	9,679	1,509,440
Molina Healthcare, Inc. (a)	9,585	734,978
UnitedHealth Group, Inc.	10,494	2,313,507
WellCare Health Plans, Inc. (a)	1,981	398,399

		6,722,248

HOTELS, RESTAURANTS & LEISURE — 2.2%
Carnival Corp.	17,401	1,154,904
Marriott International, Inc. Class A,	2,230	302,678

		1,457,582

HOUSEHOLD DURABLES — 0.9%
PulteGroup, Inc.	17,408	578,816

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.1%
NRG Energy, Inc.	26,959	767,792

INSURANCE — 2.6%
Allstate Corp.	6,216	650,878
Prudential Financial, Inc.	9,836	1,130,943

		1,781,821

INTERNET & CATALOG RETAIL — 3.0%
Priceline Group, Inc. (a)	1,180	2,050,533

INTERNET SOFTWARE & SERVICES — 12.3%
Alphabet, Inc. Class C, (a)	1,750	1,831,200
Alphabet, Inc. Class A, (a)	2,177	2,293,252
Facebook, Inc. Class A, (a)	23,887	4,215,100

		8,339,552

IT SERVICES — 6.3%
DXC Technology Co.	23,668	2,246,093
International Business Machines Corp.	10,800	1,656,936
Mastercard, Inc. Class A,	1,240	187,687
Visa, Inc. Class A,	1,766	201,359

		4,292,075

MACHINERY — 3.8%
Caterpillar, Inc.	16,423	$2,587,936

MEDIA — 5.2%
Charter Communications, Inc. Class A, (a)	5,528	1,857,187
Comcast Corp. Class A,	41,401	1,658,110

		3,515,297

PHARMACEUTICALS — 4.0%
Eli Lilly & Co.	18,492	1,561,835
Johnson & Johnson	8,024	1,121,113

		2,682,948

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
SBA Communications Corp. REIT (a)	12,210	1,994,626

ROAD & RAIL — 0.7%
Union Pacific Corp.	3,772	505,825

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
BroadCom, Ltd.	5,329	1,369,020

SOFTWARE — 11.1%
Adobe Systems, Inc. (a)	10,714	1,877,521
Electronic Arts, Inc. (a)	14,468	1,520,008
Oracle Corp.	42,946	2,030,487
Take-Two Interactive Software, Inc. (a)	19,045	2,090,760

		7,518,776

SPECIALTY RETAIL — 3.4%
Best Buy Co., Inc.	33,301	2,280,119

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	16,005	2,708,526
Western Digital Corp.	24,913	1,981,331

		4,689,857

TOBACCO — 3.6%
Altria Group, Inc.	21,067	1,504,395
Philip Morris International, Inc.	8,788	928,452

		2,432,847

TRADING COMPANIES & DISTRIBUTORS — 2.2%
United Rentals, Inc. (a)	8,645	1,486,162

TOTAL COMMON STOCKS (Cost $61,706,160)		66,950,438

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $685,065)		685,065
TOTAL INVESTMENTS — 98.9% (Cost $62,391,225)		67,635,503
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		32,983

NET ASSETS — 100.0%		$67,668,486

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at December 31, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,035,214	$—	$—	$3,035,214
Auto Components	1,899,095	—	—	1,899,095
Beverages	152,778	—	—	152,778
Biotechnology	1,974,747	—	—	1,974,747
Chemicals	1,134,748	—	—	1,134,748
Food & Staples Retailing	176,070	—	—	176,070
Food Products	1,523,954	—	—	1,523,954
Health Care Providers & Services	6,722,248	—	—	6,722,248
Hotels, Restaurants & Leisure	1,457,582	—	—	1,457,582
Household Durables	578,816	—	—	578,816
Independent Power Producers & Energy Traders	767,792	—	—	767,792
Insurance	1,781,821	—	—	1,781,821
Internet & Catalog Retail	2,050,533	—	—	2,050,533
Internet Software & Services	8,339,552	—	—	8,339,552
IT Services	4,292,075	—	—	4,292,075
Machinery	2,587,936	—	—	2,587,936
Media	3,515,297	—	—	3,515,297
Pharmaceuticals	2,682,948	—	—	2,682,948
Real Estate Investment Trusts (REITs)	1,994,626	—	—	1,994,626
Road & Rail	505,825	—	—	505,825
Semiconductors & Semiconductor Equipment	1,369,020	—	—	1,369,020
Software	7,518,776	—	—	7,518,776
Specialty Retail	2,280,119	—	—	2,280,119
Technology Hardware, Storage & Peripherals	4,689,857	—	—	4,689,857
Tobacco	2,432,847	—	—	2,432,847
Trading Companies & Distributors	1,486,162	—	—	1,486,162
Short-Term Investments	685,065			685,065

TOTAL INVESTMENTS	$67,635,503	$—	$—	$67,635,503

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	343,832	$343,832	$664,040	$322,807	$—	$—	685,065	$685,065	$1,863

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
BANKS — 14.1%
Bank of America Corp.	10,915	$322,211
Citigroup, Inc.	4,160	309,546
JPMorgan Chase & Co.	2,978	318,467

		950,224

BEVERAGES — 0.9%
PepsiCo, Inc.	510	61,159

CHEMICALS — 1.5%
LyondellBasell Industries NV Class A,	924	101,936

COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	3,289	125,969

CONSUMER FINANCE — 5.0%
Discover Financial Services	2,727	209,761
Synchrony Financial	3,310	127,799

		337,560

ELECTRIC UTILITIES — 5.6%
Exelon Corp.	5,203	205,050
PG&E Corp.	1,675	75,090
PPL Corp.	3,091	95,667

		375,807

ELECTRICAL EQUIPMENT — 3.7%
Eaton Corp. PLC	1,550	122,465
Regal Beloit Corp.	1,650	126,390

		248,855

ENERGY EQUIPMENT & SERVICES — 0.6%
Schlumberger, Ltd.	569	38,345

FOOD PRODUCTS — 5.5%
Archer-Daniels-Midland Co.	2,172	87,054
J.M. Smucker Co.	363	45,099
Tyson Foods, Inc. Class A,	2,918	236,562

		368,715

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Danaher Corp.	391	36,292

HEALTH CARE PROVIDERS & SERVICES — 8.1%
Express Scripts Holding Co. (a)	1,730	129,127
Humana, Inc.	760	188,533
McKesson Corp.	1,450	226,128

		543,788

HOTELS, RESTAURANTS & LEISURE — 3.1%
Royal Caribbean Cruises, Ltd.	1,730	206,354

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.9%
NRG Energy, Inc.	6,810	193,949

INSURANCE — 6.7%
Athene Holding, Ltd. Class A, (a)	690	35,680
MetLife, Inc.	2,072	104,760
Prudential Financial, Inc.	2,013	231,455
Unum Group	705	38,697
XL Group, Ltd.	1,080	37,973

		448,565

INTERNET & CATALOG RETAIL — 0.7%
Priceline Group, Inc. (a)	28	48,657

IT SERVICES — 3.1%
DXC Technology Co.	2,219	210,583

MACHINERY — 3.6%
Caterpillar, Inc.	400	63,032
Cummins, Inc.	1,030	181,939

		244,971

OIL, GAS & CONSUMABLE FUELS — 9.0%
Anadarko Petroleum Corp.	1,577	84,590
EOG Resources, Inc.	490	52,876
Exxon Mobil Corp.	849	71,010
Phillips 66.	1,510	152,737
Valero Energy Corp.	2,670	245,400

		606,613

PHARMACEUTICALS — 4.8%
Johnson & Johnson	1,132	158,163
Merck & Co., Inc.	2,879	162,001

		320,164

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.0%
Annaly Capital Management, Inc. REIT	5,280	62,779
Sun Communities, Inc. REIT	765	70,977

		133,756

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.2%
Realogy Holdings Corp.	3,110	82,415

ROAD & RAIL — 2.4%
Union Pacific Corp.	1,190	159,579

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Intel Corp.	3,676	169,684

SOFTWARE — 2.2%
Oracle Corp.	1,402	66,287
VMware, Inc. Class A, (a)	632	79,202

		145,489

SPECIALTY RETAIL — 4.5%
Best Buy Co., Inc.	3,457	236,701
Burlington Stores, Inc. (a)	541	66,559

		303,260

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
NetApp, Inc.	2,256	124,802

TOBACCO — 0.9%
Philip Morris International, Inc.	549	58,002

TOTAL COMMON STOCKS (Cost $5,558,239)		6,645,493

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (b) (c) (Cost $73,073)	73,073	73,073

TOTAL INVESTMENTS — 99.9% (Cost $5,631,312)		6,718,566
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,299

NET ASSETS — 100.0%		$6,725,865

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2017 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2017.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$950,224	$—	$—	$950,224
Beverages	61,159	—	—	61,159
Chemicals	101,936	—	—	101,936
Communications Equipment	125,969	—	—	125,969
Consumer Finance	337,560	—	—	337,560
Electric Utilities	375,807	—	—	375,807
Electrical Equipment	248,855	—	—	248,855
Energy Equipment & Services	38,345	—	—	38,345
Food Products	368,715	—	—	368,715
Health Care Equipment & Supplies	36,292	—	—	36,292
Health Care Providers & Services	543,788	—	—	543,788
Hotels, Restaurants & Leisure	206,354	—	—	206,354
Independent Power Producers & Energy Traders	193,949	—	—	193,949
Insurance	448,565	—	—	448,565
Internet & Catalog Retail	48,657	—	—	48,657
IT Services	210,583	—	—	210,583
Machinery	244,971	—	—	244,971
Oil, Gas & Consumable Fuels	606,613	—	—	606,613
Pharmaceuticals	320,164	—	—	320,164
Real Estate Investment Trusts (REITs)	133,756	—	—	133,756
Real Estate Management & Development	82,415	—	—	82,415
Road & Rail	159,579	—	—	159,579
Semiconductors & Semiconductor Equipment	169,684	—	—	169,684
Software	145,489	—	—	145,489
Specialty Retail	303,260	—	—	303,260
Technology Hardware, Storage & Peripherals	124,802	—	—	124,802
Tobacco	58,002	—	—	58,002
Short-Term Investments	73,073	—	—	73,073

TOTAL INVESTMENTS	$6,718,566	$—	$—	$6,718,566

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	84,511	$84,511	$86,406	$97,844	$—	$—	73,073	$73,073	$389

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (Unaudited)

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio
ASSETS
Investments in unaffiliated issuers, at value	$26,224,054	$—	$9,260,341
Investments in affiliated issuers, at value	88,345,321	109,018,695	227,241,658

Total Investments	114,569,375	109,018,695	236,501,999
Cash	1	11	12
Receivable for investments sold	—	—	—
Dividends receivable — affiliated issuers	258	743	316,695
Dividends receivable — unaffiliated issuers	—	—	—
Interest receivable — unaffiliated issuers	—	—	—
Receivable for foreign taxes recoverable	—	—	—
Unrealized appreciation on unfunded loan commitments	—	—	—

TOTAL ASSETS	114,569,634	109,019,449	236,818,706

LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	161,000	6,838,050	1,618,675
Payable for investments purchased	—	—	—
Advisory fee payable	18,982	17,179	39,456
Trustees’ fees and expenses payable	8	123	89
Accrued expenses and other liabilities	—	69	128

TOTAL LIABILITIES	179,990	6,855,421	1,658,348

NET ASSETS	$114,389,644	$102,164,028	$235,160,358

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$29,104,806	$—	$8,786,853
Investments in affiliated issuers	83,587,002	102,107,667	199,863,583

Total cost of investments	$112,691,808	$102,107,667	$208,650,436

* Includes investments in securities on loan, at value	$157,596	$10,369,092	$3,687,162

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio	SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio

$2,253,167,358	$23,927,080	$3,466,699,316	$11,203,472	$66,950,438	$6,645,493
209,993,789	453,598	95,761,169	90,664	685,065	73,073

2,463,161,147	24,380,678	3,562,460,485	11,294,136	67,635,503	6,718,566
—	101,431	931,488	—	—	—
104,672,110	—	6,509,432	—	—	—
157,261	617	155,269	82	539	65
—	—	—	8,286	47,772	8,938
10,988,160	59,347	16,410,161	—	—	—
—	140	—	—	—	—
1,920	—	—	—	—	—

2,578,980,598	24,536,212	3,586,466,835	11,302,504	67,683,814	6,727,569

132,296	—	—	—	—	—
—	—	—	—	—	—
214,330,079	397,582	14,761,974	—	—	—
603,355	3,869	922,790	2,867	15,322	1,702
—	5	—	6	—	—
978	10	1,981	4	6	2

215,066,708	401,466	15,686,745	2,877	15,328	1,704

$2,363,913,890	$24,134,746	$3,570,780,090	$11,299,627	$67,668,486	$6,725,865

$2,244,019,109	$23,907,082	$3,502,276,892	$10,501,982	$61,706,160	$5,558,239
209,993,789	453,598	95,761,169	94,664	685,065	73,073

$2,454,012,898	$24,360,680	$3,598,038,061	$10,592,646	$62,391,225	$5,631,312

$—	$—	$—	$—	$—	$—

SSGA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2017 (Unaudited)

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio
INVESTMENT INCOME
Interest income — unaffiliated income	$—	$—	$—
Dividend income — unaffiliated issuers	10,567	—	129,426
Dividend income — affiliated issuers	1,330,710	1,857,916	2,557,636
Affiliated securities lending income	2,623	1,672	11,240

TOTAL INVESTMENT INCOME (LOSS)	1,343,900	1,859,588	2,698,302

EXPENSES
Advisory fee	112,477	98,917	221,655
Trustees’ fees and expenses	868	879	1,733
Miscellaneous expenses	17	—	—

TOTAL EXPENSES	113,362	99,796	223,388

NET INVESTMENT INCOME (LOSS)	1,230,538	1,759,792	2,474,914

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(447,190)	—	—
Investments — affiliated issuers	(884,258)	707,503	1,823,624
In-kind redemptions — unaffiliated issuers	187,504	—	2,200
In-kind redemptions — affiliated issuers	1,356,048	196,071	448,220
Capital gain distributions — affiliated issuers	46,310	378,394	194,677

Net realized gain (loss)	258,414	1,281,968	2,468,721

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,674,803	—	503,816
Investment transactions — affiliated issuers	6,774,845	2,730,199	13,247,565
Unfunded loan commitments	—	—	—

Net change in unrealized appreciation/depreciation	10,449,648	2,730,199	13,751,381

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,708,062	4,012,167	16,220,102

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,938,600	$5,771,959	$18,695,016

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio	SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio

$48,270,735	$166,240	$55,434,974	$—	$—	$—
—	—	—	76,470	305,109	67,892
872,468	1,833	1,068,155	254	1,863	389
—	—	—	—	—	—

49,143,203	168,073	56,503,129	76,724	306,972	68,281

3,116,125	20,831	5,372,645	12,640	69,062	9,480
14,278	140	27,833	57	313	41
—	—	—	—	—	—

3,130,403	20,971	5,400,478	12,697	69,375	9,521

46,012,800	147,102	51,102,651	64,027	237,597	58,760

(3,074,794)	(177)	4,892,409	(203)	23,133	173,887
—	—	—	—	—	—
—	—	—	1,006,803	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(3,074,794)	(177)	4,892,409	1,006,600	23,133	173,887

355,006	(19,780)	(20,606,614)	(203,081)	5,058,478	543,933
—	—	—	—	—	—
1,920	—	(620)	—	—	—

356,926	(19,780)	(20,607,234)	(203,081)	5,058,478	543,933

(2,717,868)	(19,957)	(15,714,825)	803,519	5,081,611	717,820

$43,294,932	$127,145	$35,387,826	$867,546	$5,319,208	$776,580

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSGA Multi-Asset Real Return Portfolio		SSGA Income Allocation Portfolio
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,230,538	$2,224,477	$1,759,792	$3,696,730
Net realized gain (loss)	258,414	(5,020,141)	1,281,968	1,636,049
Net change in unrealized appreciation/depreciation	10,449,648	2,590,219	2,730,199	1,395,093

Net increase (decrease) in net assets resulting from operations	11,938,600	(205,445)	5,771,959	6,727,872

CAPITAL TRANSACTIONS:
Contributions	6,339,851	47,857,927	3,348,869	1,595,744
Withdrawals	(19,870,390)	(12,495,923)	(3,234,518)	(17,542,768)
Other capital	—	—	—	—

Net increase (decrease) from capital share transactions	(13,530,539)	35,362,004	114,351	(15,947,024)

Net increase (decrease) in net assets during the period	(1,591,939)	35,156,559	5,886,310	(9,219,152)

Net assets at beginning of period	115,981,583	80,825,024	96,277,718	105,496,870

NET ASSETS AT END OF PERIOD	$114,389,644	$115,981,583	$102,164,028	$96,277,718

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio		Blackstone / GSO Senior Loan Portfolio		SSGA Ultra Short Term Bond Portfolio
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$2,474,914	$5,282,029	$46,012,800	$51,271,905	$147,102	$167,936
2,468,721	280,705	(3,074,794)	2,066,427	(177)	(4,025)
13,751,381	11,097,379	356,926	10,003,339	(19,780)	44,005

18,695,016	16,660,113	43,294,932	63,341,671	127,145	207,916

12,916,824	27,444,065	551,756,909	1,009,734,223	6,032,774	6,048,995
(5,915,752)	(14,353,121)	(52,501,447)	(54,477,525)	(149,662)	(12,178,222)
—	—	275,879	—	6,033	—

7,001,072	13,090,944	499,531,341	955,256,698	5,889,145	(6,129,227)

25,696,088	29,751,057	542,826,273	1,018,598,369	6,016,290	(5,921,311)

209,464,270	179,713,213	1,821,087,617	802,489,248	18,118,456	24,039,767

$235,160,358	$209,464,270	$2,363,913,890	$1,821,087,617	$24,134,746	$18,118,456

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street DoubleLine Total Return Tactical Portfolio		SSGA MFS Systematic Core Equity Portfolio
	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$51,102,651	$90,319,411	$64,027	$115,936
Net realized gain (loss)	4,892,409	2,330,165	1,006,600	141,554
Net change in unrealized appreciation/depreciation	(20,607,234)	(41,419,867)	(203,081)	911,829

Net increase (decrease) in net assets resulting from operations	35,387,826	51,229,709	867,546	1,169,319

CAPITAL TRANSACTIONS:
Contributions	299,844,384	768,076,980	10,596,042	—
Withdrawals	(117,619,385)	(103,354,126)	(7,051,707)	(119,679)
Other capital	1,141,725	—	—	—

Net increase (decrease) from capital share transactions	183,366,724	664,722,854	3,544,335	(119,679)

Net increase (decrease) in net assets during the period	218,754,550	715,952,563	4,412,824	1,049,640

Net assets at beginning of period	3,352,025,540	2,636,072,977	6,886,803	5,837,163

NET ASSETS AT END OF PERIOD	$3,570,780,090	$3,352,025,540	$11,299,627	$6,886,803

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio		SSGA MFS Systematic Value Equity Portfolio
Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17	Six Months Ended 12/31/17 (Unaudited)	Year Ended 6/30/17

$237,597	$262,109	$58,760	$83,021
23,133	3,301,975	173,887	55,579
5,058,478	(247,154)	543,933	483,302

5,319,208	3,316,930	776,580	621,902

23,417,506	45,181,471	—	2,907,751
(250,080)	(21,484,558)	(58,427)	(135,740)
—	—	—	—

23,167,426	23,696,913	(58,427)	2,772,011

28,486,634	27,013,843	718,153	3,393,913

39,181,852	12,168,009	6,007,712	2,613,799

$67,668,486	$39,181,852	$6,725,865	$6,007,712

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SSGA Multi-Asset Real Return Portfolio†
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Total return	10.10	%(a)	0.56%	(3.94)%	(14.80)%	13.93%	(1.63)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$114,390		$115,982	$80,825	$141,996	$164,635	$121,584
Ratios to average net assets:
Total expenses	0.20	%(b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.19	%(b)	2.30%	1.36%	1.56%	2.01%	2.91%
Portfolio turnover rate	8	%(a)	46%	25%	33%	40%	31%

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SSGA Income Allocation Portfolio†
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Total return	4.35	%(a)	7.00%	3.95%	(1.42)%	13.84%	4.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102,164		$96,278	$105,497	$121,149	$104,030	$174,255
Ratios to average net assets:
Total expenses	0.20	%(b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.56	%(b)	3.64%	3.23%	3.15%	3.89%	4.65%
Portfolio turnover rate	9	%(a)	47%	54%	64%	63%	80%

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SSGA Global Allocation Portfolio†
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Total return	7.67	%(b)	8.92%	(0.80)%	0.49%	16.80%	9.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$235,160		$209,464	$179,713	$144,775	$98,492	$51,936
Ratios to average net assets:
Total expenses.	0.20	%(a)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.23	%(a)	2.72%	2.30%	2.45%	2.76%	3.07%
Portfolio turnover rate	14	%(b)	90%	86%	98%	89%	123%

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	Blackstone / GSO Senior Loan Portfolio
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 4/3/13* - 6/30/13
Total return	(0.41	%)(a)	6.19%	(0.20)%	2.98%	4.00%	(0.31	)%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,363,914		$1,821,088	$802,489	$672,264	$610,477	$332,792
Ratios to average net assets:
Total expenses	0.30	%(b)	0.30%	0.30%	0.31%	0.30%	0.30	%(b)
Net investment income (loss)	4.43	%(b)	4.31%	4.54%	4.49%	3.63%	2.57	%(b)
Portfolio turnover rate.	49	%(a)	68%	88%	65%	77%	4	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SSGA Ultra Short Term Bond Portfolio
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 10/9/13* - 6/30/14
Total return	(0.10	%)(a)	1.54%	0.65%	0.21%	0.47	%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,135		$18,118	$24,040	$16,019	$14,036
Ratios to average net assets:
Total expenses	0.20	%(b)	0.20%	0.20%	0.20%	0.20	%(b)
Net investment income (loss)	1.41	%(b)	1.09%	0.69%	0.33%	0.34	%(b)
Portfolio turnover rate	10	%(a)	83%	407%	79%	39	%(a)

*	Commencement of Operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	State Street DoubleLine Total Return Tactical Portfolio
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	For the Period 2/23/15* - 6/30/15
Total return	(0.73	%)(a)	1.75%	4.32%	(0.36	)%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,570,780		$3,352,026	$2,636,073	$746,694
Ratios to average net assets:
Total expenses	0.30	%(b)	0.30%	0.30%	0.30	%(b)
Net investment income (loss)	2.85	%(b)	2.95%	3.38%	3.46%
Portfolio turnover rate	16	%(a)	72%	38%	14	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SSGA MFS Systematic Core Equity Portfolio
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Total return	10.23	%(a)	20.26%	2.53%	14.00%	7.92	%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,300		$6,887	$5,837	$2,940	$5,378
Ratios to average net assets:
Total expenses	0.30	%(b)	0.30%	0.30%	0.30%	0.30	%(b)
Net investment income (loss)	1.52	%(b)	1.83%	2.08%	1.72%	1.55	%(b)
Portfolio turnover rate	32	%(a)	67%	39%	54%	27	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SSGA MFS Systematic Growth Equity Portfolio
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Total return	11.75	%(b)	18.52%	4.240%	17.85%	7.85	%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,668		$39,182	$12,168	$6,045	$5,373
Ratios to average net assets:
Total expenses	0.30	%(a)	0.30%	0.30%	0.30%	0.30	%(a)
Net investment income (loss)	1.03	%(a)	1.360%	1.37%	1.44%	1.46	%(a)
Portfolio turnover rate	41	%(b)	55%	56%	67%	20	%(b)

*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SSGA MFS Systematic Value Equity Portfolio
	Six Months Ended 12/31/17 (Unaudited)		Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Total return	11.95	(a)	19.94%	(2.13)%	13.79%	6.20	%(a)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,726		$6,008	$2,614	$2,910	$5,286
Ratios to average net assets:
Total expenses	0.30	%(b)	0.30%	0.31%	0.30%	0.30	%(b)
Net investment income (loss)	1.86	%(b)	2.11%	2.15%	1.67%	1.73	%(b)
Portfolio turnover rate	23	%(a)	64%	64%	61%	23	%(a)

*	Commencement of operations.
(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements.

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

1.	Organization

SSGA Master Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of December 31, 2017, the Trust consists of nine (9) series, each of which represents a separate series of beneficial interest in the Trust. The financial statements herein relate to the following Portfolios (each, a “Portfolio” and collectively, the “Portfolios”):

SSGA Multi-Asset Real Return Portfolio

SSGA Income Allocation Portfolio

SSGA Global Allocation Portfolio

Blackstone / GSO Senior Loan Portfolio

SSGA Ultra Short Term Bond Portfolio

State Street DoubleLine Total Return Tactical Portfolio

SSGA MFS Systematic Core Equity Portfolio

SSGA MFS Systematic Growth Equity Portfolio

SSGA MFS Systematic Value Equity Portfolio

Each Portfolio is classified as a diversified investment company under the 1940 Act, with the exception of SSGA Ultra Short Term Bond Portfolio and State Street DoubleLine Total Return Tactical Portfolio, which are each a non-diversified investment company.

Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s NAV and the prices used by the Portfolios’ underlying benchmarks.

Various inputs are used in determining the value of the Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of December 31, 2017 is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no material transfers between levels for the period ended December 31, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

3.	Securities and Other Investments

Loan Agreements

The Blackstone / GSO Senior Loan Portfolio and State Street DoubleLine Total Return Tactical Portfolio invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios as the issuers of such loans.

4.	Fees and Transactions with Affiliates

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolios, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSGA Multi-Asset Real Return Portfolio	0.20%
SSGA Income Allocation Portfolio	0.20
SSGA Global Allocation Portfolio	0.20
Blackstone / GSO Senior Loan Portfolio	0.30
SSGA Ultra Short Term Bond Portfolio	0.20
State Street DoubleLine Total Return Tactical Portfolio	0.30
SSGA MFS Systematic Core Equity Portfolio	0.30
SSGA MFS Systematic Growth Equity Portfolio	0.30
SSGA MFS Systematic Value Equity Portfolio	0.30

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

The Adviser pays all expenses of each Portfolio other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including and Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Blackstone / GSO Senior Loan Portfolio from the Adviser.

Massachusetts Financial Services Company (“MFS”) receives fees for its services as the sub-adviser to the SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio from the Adviser.

DoubleLine Capital LP receives fees for its services as the sub-adviser to the State Street DoubleLine Total Return Tactical Portfolio from the Adviser.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolios. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Due to Custodian

In certain circumstances, the Portfolios may have cash overdraft with the custodian. The Due to custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolios. The Blackstone / GSO Senior Loan Portfolio has a cash overdraft related to trading activity.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SSGA Multi-Asset Real Return Portfolio	$—	$—	$9,511,021	$9,502,586
SSGA Income Allocation Portfolio	—	—	8,962,341	9,301,269
SSGA Global Allocation Portfolio	—	—	30,429,814	29,837,307
Blackstone / GSO Senior Loan Portfolio	—	—	1,356,211,757	982,143,438
SSGA Ultra Short Term Bond Portfolio	1,046,988	—	6,123,270	1,984,083
State Street DoubleLine Total Return Tactical Portfolio	563,805,466	289,089,232	367,473,978	229,421,171
SSGA MFS Systematic Core Equity Portfolio	—	—	2,903,672	2,914,786
SSGA MFS Systematic Growth Equity Portfolio	—	—	19,259,263	19,418,171
SSGA MFS Systematic Value Equity Portfolio	—	—	1,421,823	1,409,360

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

For the period ended December 31, 2017, the following Portfolios had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	Contributions	Redemptions	Net Realized Gains/(Losses)
SSGA Multi-Asset Real Return Portfolio	$6,339,844	$18,726,502	$1,543,552
SSGA Income Allocation Portfolio	3,212,505	1,602,467	196,071
SSGA Global Allocation Portfolio	11,556,116	3,255,212	450,420

7.	Income Tax Information

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2017, SSGA FM has analyzed the fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$112,691,808	$5,235,270	$3,357,703	$1,877,567
SSGA Income Allocation Portfolio	102,107,667	7,630,617	719,589	6,911,028
SSGA Global Allocation Portfolio	208,650,436	27,877,641	26,078	27,851,563
Blackstone / GSO Senior Loan Portfolio	2,454,012,898	16,926,690	7,778,441	9,148,249
SSGA Ultra Short Term Bond Portfolio	24,360,680	38,396	18,398	19,998
State Street DoubleLine Total Return Tactical Portfolio	3,598,126,664	16,750,566	52,416,745	(35,666,179)
SSGA MFS Systematic Core Equity Portfolio	10,613,589	822,128	120,638	680,547
SSGA MFS Systematic Growth Equity Portfolio	62,391,225	5,623,966	379,688	5,244,278
SSGA MFS Systematic Value Equity Portfolio	5,632,821	1,199,889	114,144	1,085,745

8.	Line of Credit

Certain Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. Blackstone / GSO Senior Loan Portfolio has exclusive access to $200 million of the total credit facility. This agreement expires in October 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Prior to October 12, 2017, the Portfolios and other affiliated funds participated in a $360 million revolving credit facility and Blackstone / GSO Senior Loan Portfolio had exclusive access to $100 million of the total credit facility. The Portfolios had no outstanding loans as of December 31, 2017.

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2017 (Unaudited)

9.	Risks

Concentration Risk

As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

10.	New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA MASTER TRUST

OTHER INFORMATION

December 31, 2017 (Unaudited)

Expense Example

As a shareholder of a Portfolio, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.

The table below illustrates your Portfolio’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SSGA Multi-Asset Real Return Portfolio	0.20%	$1,101.00	$1.06	$1,024.20	$1.02
SSGA Income Allocation Portfolio	0.20	1,043.50	1.03	1,024.20	1.02
SSGA Global Allocation Portfolio	0.20	1,076.70	1.05	1,024.20	1.02
Blackstone/GSO Senior Loan Portfolio	0.30	995.90	1.51	1,023.70	1.53
SSGA Ultra Short Term Bond Portfolio	0.20	999.00	1.01	1,024.20	1.02
DoubleLine Total Return Tactical Portfolio	0.30	992.70	1.51	1,023.70	1.53
MFS Systematic Core Equity Portfolio	0.30	1,102.30	1.59	1,023.70	1.53
MFS Systematic Growth Equity Portfolio	0.30	1,117.50	1.60	1,023.70	1.53
MFS Systematic Value Equity Portfolio	0.30	1,119.50	1.60	1,023.70	1.53

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, and then divided by 365.

SSGA MASTER TRUST

OTHER INFORMATION (continued)

December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the most recent 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolios’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolios’ website at www.spdrs.com.

SSGA Master Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors, State Street Financial Center One Lincoln Street Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributor, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

State Street Global Advisors Funds Distributor, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-adviser.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

GSO Capital Partners, Massachusetts Financial Services Company and DoubleLine Capital LP are not affiliated with State Street Global Advisors Funds Distributor, LLC.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2018 State Street Corporation - All Rights Reserved SPDRACTIVESAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 8, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 8, 2018